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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8370

McMorgan Funds

(Exact name of registrant as specified in charter)

One Bush Street, Suite 800, San Francisco, CA (Address of principal executive offices)	94104 (Zip Code)

Teresa Matzelle, One Bush Street, Suite 800, San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-831-1994

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

The schedule of investments for the period ended September 30, 2006 is filed herewith.

PRINCIPAL PRESERVATION FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (Unaudited)

		Principal Amount	Amortized Cost

Fixed Income Securities 100.0%
U.S. Government Agency Notes 9.2%
Federal Home Loan Bank (Discount Notes) - 2.9%
5.181%, due 1/30/07		$2,940,000	$2,888,380
5.255%, due 10/3/06		1,700,000	1,699,255

			4,587,635

Federal Home Loan Mortgage Corp. - 1.9%
4.125%, due 4/2/07		3,000,000	2,982,617

Federal National Mortgage Association (Discount Notes) - 4.4%
5.149%, due 2/21/07		2,000,000	1,958,808
5.166%, due 2/21/07		3,000,000	2,938,008
5.17%, due 10/11/06		1,700,000	1,697,315
5.18%, due 10/18/06		300,000	299,223

			6,893,354

Total U.S. Government Agency Notes
(Cost $14,463,417)			14,463,606

Certificates of Deposit 12.4%
Barclays Bank PLC
5.38%, due 10/14/06		6,000,000	6,000,054
BNP Paribas
5.47%, due 10/24/06		2,000,000	2,000,064
Credit Suisse First Boston
4.70%, due 11/3/06		3,000,000	2,997,637
4.75%, due 11/7/06		3,000,000	2,997,516
HBOS Treasury Services PLC
5.28%, due 1/31/07		4,000,000	3,997,298
Societe Generale
4.765%, due 1/17/07		1,390,000	1,386,033

Total Certificates of Deposit
(Cost $19,378,602)			19,378,602

Commercial Paper 63.2%
Alcoa, Inc.
5.30%, due 12/5/06		2,915,000	2,886,676
5.32%, due 10/10/06		1,250,000	1,248,153
ANZ National International, Ltd.
5.27%, due 11/21/06	(a)	3,500,000	3,473,357
BASF AG
5.25%, due 1/12/07	(a)	3,500,000	3,446,917
5.26%, due 11/1/06	(a)	1,825,000	1,816,467
5.27%, due 11/1/06	(a)	1,024,000	1,019,203
5.27%, due 11/10/06	(a)	1,050,000	1,043,698
Countrywide Financial Corp.
5.275%, due 10/6/06		1,640,000	1,638,558
5.28%, due 10/10/06		3,000,000	2,995,600
DaimlerChrysler North America Holding Corp.
5.37%, due 10/25/06		1,000,000	996,271

Enbridge Energy Partners L.P.
5.34%, due 10/24/06	(a)	1,400,000	1,395,016
Hartford Financial Services Group, Inc.
5.31%, due 12/4/06	(a)	3,000,000	2,971,238
5.31%, due 12/7/06	(a)	4,000,000	3,959,880
HBOS Treasury Services PLC
5.23%, due 12/27/06		1,300,000	1,283,380
5.26%, due 12/5/06		2,000,000	1,980,713
MetLife, Inc.
5.37%, due 10/2/06	(a)	5,000,000	4,998,508
Motorola, Inc.
5.30%, due 10/2/06		4,052,000	4,050,807
National Cooperative Services Corp.
5.27%, due 10/3/06	(a)	5,917,000	5,914,402
Nationwide Building Society
5.26%, due 12/12/06	(a)	4,075,000	4,031,536
5.26%, due 12/13/06	(a)	3,000,000	2,967,563
Paccar Financial Corp.
5.30%, due 10/13/06		1,233,000	1,230,640
PB Finance, Inc. (Delaware)
5.29%, due 11/27/06		6,980,000	6,920,511
Prudential Financial, Inc.
5.27%, due 11/13/06		6,000,000	5,961,353
5.30%, due 10/25/06	(a)	4,000,000	3,985,278
5.32%, due 11/13/06	(a)	2,000,000	1,986,996
Rockwell International
5.39%, due 10/2/06	(a)	3,000,000	2,999,102
5.45%, due 10/2/06	(a)	1,584,000	1,583,520
Societe Generale North America, Inc.
5.25%, due 10/10/06		2,720,000	2,716,033
5.25%, due 1/8/07		3,000,000	2,956,250
TXU Electric Delivery Co.
5.42%, due 10/5/06	(a)	915,000	914,311
UBS Finance (Delaware) LLC
5.26%, due 10/26/06		2,995,000	2,983,622
5.26%, due 11/6/06		4,000,000	3,978,375
Vehicle Services of America
5.30%, due 11/17/06		4,000,000	3,971,733
Viacom, Inc.
5.55%, due 10/23/06	(a)	1,300,000	1,295,390
Xtra, Inc.
5.26%, due 10/18/06		1,445,000	1,441,200

Total Commercial Paper
(Cost $99,042,257)			99,042,257

Corporate Bonds 15.2%
American Express Credit Corp.
5.42%, due 12/15/06	(b)	1,500,000	1,500,381
Countrywide Home Loans, Inc.
5.50%, due 2/1/07		3,026,000	3,024,989
Dominion Resources, Inc.
5.664%, due 9/28/07	(b)	1,400,000	1,400,564
General Electric Capital Corp.
8.75%, due 5/21/07		500,000	510,435
Goldman Sachs Group, Inc.
5.647%, due 1/9/07	(b)	550,000	550,244
HSBC Finance Corp.
5.59%, due 2/9/07	(b)	3,000,000	3,001,522
6.02%, due 10/12/06	(b)	1,000,000	1,000,145

International Lease Finance Corp.
5.75%, due 2/15/07		5,000,000	5,004,026
Morgan Stanley
5.94%, due 1/17/07	(b)	6,000,000	6,010,658
National Rural Utilities Cooperative Finance Corp.
6.50%, due 3/1/07		363,000	364,415
Time Warner, Inc.
6.15%, due 5/1/07		1,500,000	1,505,021

Total Corporate Bonds
(Cost $23,872,589)			23,872,400

Total Fixed Income Securities
(Cost $156,756,865)	(c)	100.0%	156,756,865

Liabilities in Excess of
Cash and Other Assets		0.0 (d)	(3,715)

Net Assets		100.0%	$156,753,150

(a)     May be sold to institutional investors only. The total market value of these securities at September 30, 2006 is $49,802,382 which represents
          31.8% of the Fund's net assets.
(b)     Floating/variable rate. Rate shown is the rate in effect at September 30, 2006.
(c)     At September 30, 2006, cost is identical for book and federal income tax purposes.
(d)     Less than one tenth of a percent.

INTERMEDIATE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS†††
SEPTEMBER 30, 2006 (Unaudited)

		Principal
		Amount	Value

Fixed Income Securities 100.8%
Corporate Asset-Backed Securities 1.9%

Financials - 1.9%
Newcastle Mortgage Securities Trust
Series 2006-1 Class A1
5.40%, due 3/25/36	(a)	$3,120,800	$3,121,436

Total Corporate Asset-Backed Securities
(Cost $3,120,799)			3,121,436

		Principal
		Amount	Value

Corporate Bonds 30.7%
Consumer Discretionary - 4.5%
Cox Communications, Inc.
6.75%, due 3/15/11		300,000	312,447
7.125%, due 10/1/12		1,595,000	1,699,831
DaimlerChrysler North American Holdings Corp.
7.30%, due 1/15/12		735,000	781,215
Johnson Controls, Inc.
5.25%, due 1/15/11		895,000	886,155
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, due 5/1/12		1,620,000	1,701,000
Tele-Communications, Inc.
9.80%, due 2/1/12		1,325,000	1,565,058
Time Warner, Inc.
9.125%, due 1/15/13		325,000	378,685

			7,324,391

Consumer Staples - 0.8%
Diageo Finance B.V.
5.50%, due 4/1/13		330,000	330,437
Kraft Foods, Inc.
4.00%, due 10/1/08		930,000	907,953

			1,238,390

Energy - 2.5%
Anadarko Finance Corp.
6.75%, due 5/1/11		165,000	173,369
Anadarko Petroleum Corp.
5.95%, due 9/15/16		700,000	708,364
Dominion Resources, Inc.
8.125%, due 6/15/10		1,135,000	1,235,327
Pacific Gas & Electric Co.
4.20%, due 3/1/11		895,000	858,439
Progress Energy, Inc.
7.10%, due 3/1/11		1,015,000	1,088,020

			4,063,519

Financials - 18.8%
Archstone-Smith Trust
5.75%, due 3/15/16		485,000	488,753
Assurant, Inc.
5.625%, due 2/15/14		355,000	353,509
Bank of America Corp.
4.875%, due 9/15/12		730,000	717,730
7.40%, due 1/15/11		450,000	487,024
Bank One Corp.
5.90%, due 11/15/11		2,200,000	2,255,972
Capital One Financial Corp.
6.15%, due 9/1/16		1,265,000	1,280,007
CIT Group Funding Co. of Canada
4.65%, due 7/1/10		760,000	743,585
CIT Group, Inc.
5.60%, due 4/27/11		850,000	857,965
6.875%, due 11/1/09		250,000	260,528
Citigroup, Inc.
5.625%, due 8/27/12		2,115,000	2,153,487
EOP Operating L.P.
8.10%, due 8/1/10		895,000	971,861
ERP Operating L.P.
6.625%, due 3/15/12		505,000	534,439
Ford Motor Credit Co.
7.375%, due 10/28/09		875,000	850,329
Goldman Sachs Group, Inc. (The)
4.50%, due 6/15/10		370,000	361,536
6.875%, due 1/15/11		1,055,000	1,118,165
HSBC Finance Corp.
5.875%, due 2/1/09		420,000	426,942
6.375%, due 10/15/11		1,205,000	1,259,505
6.75%, due 5/15/11		930,000	985,614
International Lease Finance Corp.
5.625%, due 9/20/13		595,000	598,767
Jefferies Group, Inc.
7.75%, due 3/15/12		740,000	811,628
John Deere Capital Corp.
5.65%, due 7/25/11		755,000	767,010
MBNA America Bank N.A.
7.125%, due 11/15/12		665,000	727,119
MetLife, Inc.
6.125%, due 12/1/11		1,145,000	1,187,942
Morgan Stanley
6.75%, due 4/15/11		1,010,000	1,067,808
Prudential Financial, Inc.
4.50%, due 7/15/13		570,000	540,395
Residential Capital Corp.
6.00%, due 2/22/11		1,175,000	1,173,567
6.375%, due 6/30/10		1,985,000	2,008,379
Simon Property Group, L.P.
4.60%, due 6/15/10		430,000	419,610
6.35%, due 8/28/12		520,000	543,509
St. Paul Travelers Cos., Inc. (The)
6.25%, due 6/20/16		680,000	709,033
US Bank N.A.
6.375%, due 8/1/11		960,000	1,007,560
Wachovia Bank N.A.
4.80%, due 11/1/14		1,135,000	1,088,706
Wells Fargo & Co.
4.75%, due 2/9/15		765,000	732,969
Western Union Co. (The)
5.93%, due 10/1/16	(b)	1,295,000	1,305,658

			30,796,611

	Industrials - 0.8%
	International Lease Finance Corp.
	5.75%, due 6/15/11			1,320,000	1,344,412
	5.875%, due 5/1/13			10,000	10,264
					1,354,676

	Materials - 0.6%
	BHP Billiton Finance USA, Ltd.
	5.25%, due 12/15/15			710,000	700,758
	Weyerhaeuser Co.
	6.75%, due 3/15/12			330,000	344,894
					1,045,652

	Telecommunication Services - 2.7%
	Deutsche Telekom International Finance B.V.
	5.75%, due 3/23/16			850,000	831,621
	Embarq Corp.
	7.082%, due 6/1/16			1,345,000	1,372,033
	Sprint Capital Corp.
	8.375%, due 3/15/12			1,995,000	2,235,962
					4,439,616

	Total Corporate Bonds
	(Cost $50,221,589)				50,262,855

				Principal
				Amount	Value

	U.S. Government Securities 55.0%
	U.S. Government Agency Obligations - 46.1%
	Federal Home Loan Bank - 5.1%
	3.125%, due 11/15/06			1,575,000	1,570,817
&	4.50%, due 5/21/07			5,395,000	5,369,050
	5.375%, due 5/18/16			1,300,000	1,337,544

					8,277,411

	Federal Home Loan Mortgage Corporation - 1.8%
	3.875%, due 6/15/08			3,045,000	2,989,977

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) - 0.0%		‡
	6.00%, due 2/1/11			15,879	15,949

	Federal National Mortgage Association - 17.2%
&	2.375%, due 2/15/07			8,830,000	8,735,890
&	4.25%, due 9/15/07			4,210,000	4,174,952
	4.375%, due 3/15/13			3,030,000	2,933,946
&	4.75%, due 12/15/10			12,370,000	12,298,452
					28,143,240

	Federal National Mortgage Association (Mortgage Pass-Through Securities) - 22.0%
	6.50%, due 9/1/33			4,463,833	4,564,064
&	6.50%, due 10/1/36	TBA	(c)	24,975,000	25,427,672
	6.125%, due 10/1/36		(a)	3,025,000	3,073,363
	6.216%, due 9/1/36		(a)	2,750,000	2,788,564

					35,853,663

	Total U.S. Government Agency Obligations
	(Cost $75,046,630)				75,280,240

U.S. Treasury Obligations - 8.9%
United States Treasury Bond - 0.9%
8.125%, due 8/15/19	1,075,000	1,417,656

	United States Treasury Notes - 7.5%
&	4.25%, due 8/15/13	(d)	9,150,000	8,956,990
&	4.375%, due 1/31/08	(d)	3,400,000	3,379,811

				12,336,801

	United States Treasury Strip - 0.5%
	(zero coupon), due 8/15/19		1,580,000	853,816

	Total U.S. Treasury Obligations
	(Cost $14,392,544)			14,608,273

	Total U.S. Government Securities
	(Cost $89,439,174)			89,888,513

			Principal
			Amount	Value

	Collateralized Mortgage Obligations 13.2%
	Fannie Mae Strip - 0.0%	‡
	Series D Class 1
	6.00%, due 4/1/09		567	565

	Financials - 13.2%
	Bear Stearns Commercial Mortgage Securities
	Series 2006-T22 Class A4
	5.467%, due 4/12/38	(a)	1,475,000	1,500,588
	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG5 Class A5
	5.224%, due 4/10/37	(a)	1,615,000	1,600,575
	Series 2004-GG1 Class A7
	5.317%, due 6/10/36	(a)	2,300,000	2,301,315
	GS Mortgage Securities Corp.
&	Series 2005-GG4 Class A4
	4.761%, due 7/10/39		4,900,000	4,712,344
	Series 2004-GG2 Class A6
	5.396%, due 8/10/38	(a)	1,675,000	1,679,970
&	Merrill Lynch Mortgage Investors, Inc.
	Series 2006-A3 Class 3A1
	5.848%, due 5/25/36	(a)	3,891,832	3,921,216
&	Merrill Lynch Mortgage Trust
	Series 2005-CKI1 Class A6
	5.417%, due 11/12/37	(a)	3,150,000	3,141,710
	Residential Accredit Loans, Inc.
	Series 2006-QA1 Class A21
	6.001%, due 1/25/36	(a)	2,715,823	2,745,480

				21,603,198

	Total Collateralized Mortgage Obligations
	(Cost $21,730,533)			21,603,763

	Total Fixed Income Securities
	(Cost $164,512,095)			164,876,567

			Shares	Value

	Short-Term Investments 18.7%

	Investment Company 1.2%
	BGI Institutional Money Market Fund	(e)	1,906,603	1,906,603

	Total Investment Company
	(Cost $1,906,603)			1,906,603

		Principal
		Amount	Value

Repurchase Agreement 2.4%
Morgan Stanley & Co. 5.48%, dated 9/29/06 due 10/2/06 Proceeds at Maturity $3,899,578 (Collateralized by various bonds with a Principal Amount of $3,818,478 and a Market Value of $3,977,282)	(e)	$3,897,798	3,897,798

Total Repurchase Agreement
(Cost $3,897,798)			3,897,798

Time Deposits 1.7%
HBOS Halifax Bank of Scotland
5.27%, due 10/11/06	(e)	1,082,722	1,082,722
Lloyds TSB Bank
5.30%, due 12/21/06	(e)	649,633	649,633
Toronto Dominion Bank
5.265%, due 10/6/06	(e)	1,082,722	1,082,722

Total Time Deposits
(Cost $2,815,077)			2,815,077

U.S. Government Agencies 13.4%
Federal Home Loan Mortgage Corporation (Discount Note)
5.05%, due 1/11/07		4,055,000	3,997,435
Federal National Mortgage Association (Discount Notes)
5.12%, due 10/6/06		620,000	619,471
5.21%, due 10/6/06		17,260,000	17,245,013

Total U.S. Government Agencies
(Cost $21,860,083)			21,861,919

Total Short-Term Investments
(Cost $30,479,561)			30,481,397

Total Investments
(Cost $194,991,656)	(f)	119.5%	195,357,964
Liabilities in Excess of
Cash and Other Assets		(19.5)	(31,834,561)

Net Assets		100.0%	$163,523,403

‡	Less than one tenth of a percent.

&	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

†††
Fifty percent of the Fund’s liquid assets are maintained to cover “senior securities transactions” which may include, but are not limited to, forwards, TBA’s, options and futures. This percentage is marked-to-market daily against the value of the Fund’s “senior securities” holdings to ensure proper coverage for these transactions.

(a)	Floating/variable rate. Rate shown is the rate in effect at September 30, 2006.

(b)	May be sold to institutional investors only. The total market value of these securities at September 30, 2006 is $1,305,658 which represents 0.8% of the Fund's net assets.

(c)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at September 30, 2006 is $25,427,672.

(d)	Represents security, or a portion thereof, which is out on loan.

(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	Aggregate cost for federal income tax purposes is $195,309,741
	and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$1,019,992
	Gross unrealized depreciation	(971,769)

	Net unrealized appreciation	$48,223

FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS†††
SEPTEMBER 30, 2006 (Unaudited)

	Principal
	Amount	Value

Fixed Income Securities 98.1%
Corporate Bonds 40.1%

Consumer Discretionary - 5.3%
AT&T Broadband Corp.
9.455%, due 11/15/22	$150,000	$194,095
Cox Communications, Inc.
7.125%, due 10/1/12	910,000	969,810
DaimlerChrysler North American Holdings Corp.
7.30%, due 1/15/12	415,000	441,094
Johnson Controls, Inc.
5.25%, due 1/15/11	395,000	391,096
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, due 5/1/12	670,000	703,500
Target Corp.
5.875%, due 3/1/12	220,000	226,806
Tele-Communications, Inc.
9.80%, due 2/1/12	340,000	401,600
Time Warner, Inc.
7.625%, due 4/15/31	250,000	276,168
9.125%, due 1/15/13	35,000	40,781

		3,644,950

Consumer Staples - 2.0%
Diageo Finance B.V.
5.30%, due 10/28/15	385,000	377,578
Kraft Foods, Inc.
4.00%, due 10/1/08	710,000	693,169
Safeway, Inc.
6.50%, due 3/1/11	295,000	304,500

		1,375,247

Energy - 4.6%
Anadarko Finance Corp.
6.75%, due 5/1/11	565,000	593,659
ConocoPhillips
8.75%, due 5/25/10	345,000	385,279
Devon Financing Corp.
6.875%, due 9/30/11	415,000	441,643
Dominion Resources, Inc.
5.15%, due 7/15/15	370,000	355,493
Pacific Gas & Electric Co.
4.20%, due 3/1/11	515,000	493,962
Progress Energy, Inc.
7.10%, due 3/1/11	470,000	503,812
Valero Energy Corp.
6.875%, due 4/15/12	360,000	383,259

		3,157,107

Financials - 20.1%
Archstone-Smith Trust
5.75%, due 3/15/16	210,000	211,625
Assurant, Inc.
5.625%, due 2/15/14	185,000	184,223
Bank of America Corp.
4.875%, due 9/15/12	170,000	167,143
7.40%, due 1/15/11	200,000	216,455
Capital One Financial Corp.
6.15%, due 9/1/16	525,000	531,228
CIT Group Funding Co. of Canada
4.65%, due 7/1/10	335,000	327,764
CIT Group, Inc.
5.60%, due 4/27/11	340,000	343,186
6.875%, due 11/1/09	120,000	125,053
Citigroup, Inc.
5.625%, due 8/27/12	955,000	972,378
EOP Operating L.P.
7.00%, due 7/15/11	395,000	418,130
ERP Operating L.P.
6.625%, due 3/15/12	180,000	190,493
Ford Motor Credit Co.
6.375%, due 11/5/08	200,000	192,192
7.375%, due 10/28/09	180,000	174,925
Goldman Sachs Group, Inc. (The)
5.25%, due 4/1/13	515,000	509,420
HSBC Finance Corp.
5.875%, due 2/1/09	60,000	60,992
6.75%, due 5/15/11	890,000	943,222
7.00%, due 5/15/12	155,000	167,589
International Lease Finance Corp.
5.625%, due 9/20/13	215,000	216,361
Jefferies Group, Inc.
5.50%, due 3/15/16	155,000	151,378
7.75%, due 3/15/12	100,000	109,679
John Deere Capital Corp.
5.65%, due 7/25/11	495,000	502,874
JPMorgan Chase & Co.
5.125%, due 9/15/14	425,000	416,750
5.75%, due 1/2/13	225,000	230,088
7.125%, due 6/15/09	225,000	236,280
MBNA America Bank N.A.
7.125%, due 11/15/12	275,000	300,688
MBNA Corp.
7.50%, due 3/15/12	240,000	265,203
MetLife, Inc.
5.50%, due 6/15/14	125,000	125,755
6.125%, due 12/1/11	415,000	430,564
Morgan Stanley
6.75%, due 4/15/11	400,000	422,894
National Rural Utilities Cooperative Finance Corp.
7.25%, due 3/1/12	265,000	289,670
Prudential Financial, Inc.
4.50%, due 7/15/13	440,000	417,147
Residential Capital Corp.
6.00%, due 2/22/11	740,000	739,097
6.375%, due 6/30/10	600,000	607,067
Simon Property Group, L.P.
4.60%, due 6/15/10	185,000	180,530
6.35%, due 8/28/12	160,000	167,234
SLM Corp.
5.45%, due 4/25/11	225,000	226,382

St. Paul Travelers Cos., Inc. (The)
6.25%, due 6/20/16		315,000	328,449
US Bank N.A.
6.375%, due 8/1/11		160,000	167,927
Wachovia Bank N.A.
4.80%, due 11/1/14		530,000	508,382
Wells Fargo & Co.
4.75%, due 2/9/15		565,000	541,343
Western Union Co. (The)
5.93%, due 10/1/16	(a)	505,000	509,156

			13,826,916

Health Care - 0.8%
Bristol-Myers Squibb Co.
5.75%, due 10/1/11		275,000	280,124
Wyeth
6.95%, due 3/15/11		275,000	292,422

			572,546

Industrials - 1.0%
International Lease Finance Corp.
5.75%, due 6/15/11		160,000	162,959
5.875%, due 5/1/13		295,000	302,774
Northrop Grumman Corp.
7.125%, due 2/15/11		180,000	192,737

			658,470

Information Technology - 0.4%
Cisco Systems, Inc.
5.25%, due 2/22/11		275,000	276,158

Materials - 1.1%
BHP Billiton Finance USA, Ltd.
5.25%, due 12/15/15		295,000	291,160
Weyerhaeuser Co.
6.75%, due 3/15/12		420,000	438,956

			730,116

Telecommunication Services - 3.3%
Deutsche Telekom International Finance B.V.
5.75%, due 3/23/16		420,000	410,919
Embarq Corp.
7.082%, due 6/1/16		555,000	566,155
Sprint Capital Corp.
8.75%, due 3/15/32		365,000	445,117
Telefonica Europe B.V.
7.75%, due 9/15/10		200,000	215,918
Vodafone Group PLC
5.50%, due 6/15/11		625,000	626,507

			2,264,616

Utilities - 1.5%
Duke Energy Corp.
6.25%, due 1/15/12		505,000	525,642
FirstEnergy Corp.
Series B
6.45%, due 11/15/11		460,000	479,861

			1,005,503

	Total Corporate Bonds
	(Cost $27,548,985)				27,511,629

				Principal
				Amount	Value

	U.S. Government Securities 45.5%
	U.S. Government Agency Obligations - 30.5%
	Federal National Mortgage Association - 8.5%
	4.25%, due 9/15/07			1,305,000	1,294,136
&	4.375%, due 3/15/13			1,625,000	1,573,486
&	4.75%, due 12/15/10			3,015,000	2,997,561
					5,865,183

	Federal National Mortgage Association (Mortgage Pass-Through Securities) - 22.0%
&	6.125%, due 10/1/36		(b)	1,325,000	1,346,192
	6.216%, due 9/1/36		(b)	1,150,000	1,166,127
	6.50%, due 9/1/33			761,111	778,201
&	6.50%, due 10/1/36	TBA	(c)	11,575,000	11,784,797
					15,075,317

	Total U.S. Government Agency Obligations
	(Cost $20,864,939)				20,940,500

	U.S. Treasury Obligations - 15.0%
	United States Treasury Bonds - 13.5%
&	4.50%, due 2/15/36		(d)	2,015,000	1,930,779
	5.25%, due 2/15/29			1,205,000	1,274,194
&	7.50%, due 11/15/16		(d)	1,755,000	2,149,875
&	8.125%, due 8/15/19			2,925,000	3,857,344
					9,212,192

	United States Treasury Strips - 1.5%
	(zero coupon), due 8/15/19			1,930,000	1,042,953

	Total U.S. Treasury Obligations
	(Cost $10,238,546)				10,255,145

	Total U.S. Government Securities
	(Cost $31,103,485)				31,195,645

				Principal
				Amount	Value

	Collateralized Mortgage Obligations 12.5%
	Federal Home Loan Mortgage Corporation - 0.1%
	Series 2113 Class QE
	6.00%, due 11/15/27			72,811	72,981

	Financials - 12.4%
	Bear Stearns Commercial Mortgage Securities
	Series 2006-T22 Class A4
	5.467%, due 4/12/38		(b)	575,000	584,975
	Greenwich Capital Commercial Funding Corp.
&	Series 2005-GG5 Class A5
	5.224%, due 4/10/37		(b)	1,345,000	1,332,987
	Series 2004-GG1 Class A7
	5.317%, due 6/10/36		(b)	950,000	950,543

	GS Mortgage Securities Corp.
&	Series 2005-GG4 Class A4
	4.761%, due 7/10/39		2,200,000	2,115,746
	Series 2004-GG2 Class A6
	5.396%, due 8/10/38	(b)	700,000	702,077
&	Merrill Lynch Mortgage Investors, Inc.
	Series 2006-A3 Class 3A1
	5.848%, due 5/25/36	(b)	1,623,586	1,635,845
	Residential Accredit Loans, Inc.
	Series 2006-QA1 Class A21
	6.001%, due 1/25/36	(b)	1,176,857	1,189,708
				8,511,881

	Total Collateralized Mortgage Obligations
	(Cost $8,635,202)			8,584,862

	Total Fixed Income Securities
	(Cost $67,287,672)			67,292,136

			Shares	Value

	Short-Term Investments 17.8%

	Investment Company - 0.2%
	BGI Institutional Money Market Fund	(e)	108,194	108,194
	Total Investment Company
	(Cost $108,194)			108,194

			Principal
			Amount	Value

	Repurchase Agreement 0.3%
	Morgan Stanley & Co. 5.48%, dated 9/29/06 due 10/2/06 Proceeds at Maturity $221,289 (Collateralized by various bonds with a Principal Amount of $216,687 and a Market Value of $225,699)	(e)	$221,188	221,188

	Total Repurchase Agreement
	(Cost $221,188)			221,188

	Time Deposits 0.2%
	HBOS Halifax Bank of Scotland
	5.27%, due 10/11/06	(e)	61,441	61,441
	Lloyds TSB Bank
	5.30%, due 12/21/06	(e)	36,865	36,865
	Toronto Dominion Bank
	5.265%, due 10/6/06	(e)	61,441	61,441

	Total Time Deposits
	(Cost $159,747)			159,747

	U.S. Government Agencies 17.1%
	Federal Home Loan Mortgage Corporation (Discount Note)
	5.054%, due 1/11/07		3,705,000	3,652,404
	Federal National Mortgage Association (Discount Notes)
	5.096%, due 2/8/07		860,000	844,437
	5.12%, due 10/6/06		165,000	164,859
	5.21%, due 10/6/06		7,080,000	7,073,852

	Total U.S. Government Agencies
	(Cost $11,733,383)			11,735,552

	Total Short-Term Investments
	(Cost $12,222,512)			12,224,681

Total Investments
(Cost $79,510,184)	(f)	115.9%	79,516,817

Liabilities in Excess of
Cash and Other Assets		(15.9)	(10,914,986)

Net Assets		100.0%	$68,601,831

&	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

†††
Fifty percent of the Fund’s liquid assets are maintained to cover “senior securities transactions” which may include, but are not limited to, forwards, TBA’s, options and futures. This percentage is marked-to-market daily against the value of the Fund’s “senior securities” holdings to ensure proper coverage for these transactions.

(a)	May be sold to institutional investors only. The total market value of these securities at September 30, 2006 is $509,156 which represents 0.7% of the Fund's net assets.

(b)	Floating/variable rate. Rate shown is the rate in effect at September 30, 2006.

(c)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at September 30, 2006 is $11,784,797.

(d)	Represents security, or a portion thereof, which is out on loan.

(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	Aggregate cost for federal income tax purposes is $79,642,998
	and net unrealized depreciation is as follows:
	Gross unrealized appreciation	$451,207
	Gross unrealized depreciation	(577,388)

	Net unrealized depreciation	$(126,181)

HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (Unaudited)

Long-Term Bonds 93.8% Corporate Bonds 87.7%

		Principal
		Amount	Value

Advertising - 0.4%
R.H. Donnelley Corp.
8.875%, due 1/15/16		$635,000	$636,587

Aerospace & Defense - 1.3%
BE Aerospace, Inc.
Series B
8.875%, due 5/1/11	(a)	635,000	660,400
DRS Technologies, Inc.
7.625%, due 2/1/18		629,000	638,435
Moog, Inc.
6.25%, due 1/15/15		330,000	315,150
TransDigm, Inc.
7.75%, due 7/15/14	(b)	450,000	453,375
			2,067,360

Airlines - 0.2%
American Airlines, Inc.
Class A
7.25%, due 2/5/09		350,000	350,875

Auto Components - 1.0%
Accuride Corp.
8.50%, due 2/1/15		396,000	368,280
Commercial Vehicle Group, Inc.
8.00%, due 7/1/13		385,000	368,637
Cooper Standard Automotive, Inc.
8.375%, due 12/15/14	(a)	495,000	363,825
Lear Corp.
8.11%, due 5/15/09	(a)	380,000	366,700
			1,467,442

Auto Manufacturers - 0.1%
General Motors Corp.
8.375%, due 7/15/33	(a)	230,000	198,950

Beverages - 0.4%
Le-Natures, Inc.
10.00%, due 6/15/13	(b)	575,000	592,250

Building Materials & Components - 0.6%
Ahern Rentals, Inc.
9.25%, due 8/15/13		475,000	486,875
Goodman Global Holding Co., Inc.
Series B
8.329%, due 6/15/12	(a)(c)	495,000	501,806
			988,681

Building Products - 2.8%
Building Materials Corp. of America
Series B
8.00%, due 10/15/07		200,000	198,500
8.00%, due 12/1/08		290,000	287,462

	Compression Polymers Corp.
	10.50%, due 7/1/13		413,000	420,227
	Covalence Specialty Materials Corp.
	10.25%, due 3/1/16	(b)	540,000	523,800
	Da-Lite Screen Co., Inc.
	9.50%, due 5/15/11		545,000	573,612
	ERICO International Corp.
	8.875%, due 3/1/12		800,000	828,000
	KI Holdings, Inc.
	(zero coupon), due 11/15/14
	9.875%, beginning 11/15/09		375,000	275,625
	Nortek, Inc.
	8.50%, due 9/1/14		616,000	582,120
	NTK Holdings, Inc.
	(zero coupon), due 3/1/14	(a)	418,000	288,420
	Ply Gem Industries, Inc.
	9.00%, due 2/15/12	(a)	620,000	494,450
				4,472,216

	Capital Markets - 3.7%
&	TRAINS HY-2006-1
	7.548%, due 5/1/16	(a)(b)(d)	6,000,000	6,002,700

	Chemicals - 3.4%
	BCI U.S. Finance Corp.
	11.007%, due 7/15/10	(b)(c)	470,000	479,400
	Huntsman International LLC
	8.375%, due 1/1/15	(a)(b)	530,000	535,300
	9.875%, due 3/1/09		262,000	273,135
	Innophos, Inc.
	8.875%, due 8/15/14		275,000	272,937
	Invista
	9.25%, due 5/1/12	(b)	760,000	803,700
	Lyondell Chemical Co.
	8.25%, due 9/15/16		775,000	786,625
	MacDermid, Inc.
	9.125%, due 7/15/11		425,000	443,062
	PQ Corp.
	7.50%, due 2/15/13		715,000	679,250
	Rockwood Specialties Group, Inc.
	7.50%, due 11/15/14		265,000	261,025
	10.625%, due 5/15/11		259,000	277,130
	Westlake Chemical Corp.
	6.625%, due 1/15/16		550,000	522,500
				5,334,064

	Coal - 0.2%
	International Coal Group, Inc.
	10.25%, due 7/15/14	(a)(b)	380,000	361,000

	Commercial Banks - 0.9%
	UGS Capital Corp. II
	10.38%, due 6/1/11	(b)(c)(e)	800,000	812,000
	UGS Corp.
	10.00%, due 6/1/12		635,000	685,800
				1,497,800

	Commercial Services & Supplies - 6.1%
	ACE Cash Express, Inc.
	10.25%, due 10/1/14	(b)	575,000	582,187
	Allied Waste North America
	7.875%, due 4/15/13		1,090,000	1,114,525
	American Color Graphics, Inc.
	10.00%, due 6/15/10	(a)	150,000	103,500
	Ashtead Capital, Inc.
	9.00%, due 8/15/16	(b)	145,000	150,800

	Avis Budget Car Rental LLC
	7.905%, due 5/15/14	(b)(c)	385,000	377,300
	Cardtronics, Inc.
	9.50%, due 8/15/13	(a)(b)	810,000	830,250
	Geo Group, Inc. (The)
	8.25%, due 7/15/13		590,000	590,000
	H&E Equipment Services, Inc.
	8.375%, due 7/15/16	(b)	625,000	640,625
	Hertz Corp.
	8.875%, due 1/1/14	(b)	725,000	759,437
	Insurance Auto Auctions, Inc.
	11.00%, due 4/1/13		575,000	572,125
	Mac-Gray Corp.
	7.625%, due 8/15/15		622,000	634,440
	Mobile Mini, Inc.
	9.50%, due 7/1/13		403,000	431,210
	Mobile Services Group, Inc.
	9.75%, due 8/1/14	(b)	725,000	743,125
	United Rentals North America, Inc.
	6.50%, due 2/15/12		580,000	559,700
	Waste Services, Inc.
	9.50%, due 4/15/14		710,000	727,750
	WCA Waste Corp.
	9.25%, due 6/15/14	(b)	810,000	840,375
				9,657,349

	Construction Materials - 0.4%
	Texas Industries, Inc.
	7.25%, due 7/15/13		120,000	120,000
	U.S. Concrete, Inc.
	8.375%, due 4/1/14		500,000	480,625
				600,625

	Containers & Packaging - 1.8%
	AEP Industries, Inc.
	7.875%, due 3/15/13		175,000	175,000
	Berry Plastics Holding Corp.
	8.875%, due 9/15/14	(b)	590,000	592,950
	Graham Packaging Co., Inc.
	8.50%, due 10/15/12		195,000	193,050
	9.875%, due 10/15/14	(a)	265,000	260,362
	Owens-Brockway Glass Container, Inc.
	7.75%, due 5/15/11		847,000	870,292
	Plastipak Holdings, Inc.
	8.50%, due 12/15/15	(b)	360,000	363,600
	Pregis Corp.
	12.375%, due 10/15/13	(b)	365,000	379,600
				2,834,854

	Diversified Financial Services - 5.4%
	Altra Industrial Motion, Inc.
	9.00%, due 12/1/11		500,000	510,000
	BCP Crystal U.S. Holdings Corp.
	9.625%, due 6/15/14		80,000	86,800
	CCM Merger, Inc.
	8.00%, due 8/1/13	(b)	591,000	567,360
	Couche-Tard U.S. L.P.
	7.50%, due 12/15/13		530,000	537,950
&	Ford Motor Credit Co.
	9.875%, due 8/10/11		1,915,000	1,981,665
	General Motors Acceptance Corp.
	6.125%, due 8/28/07		475,000	474,323
&	6.875%, due 9/15/11		1,270,000	1,263,272
	Global Cash Access LLC
	8.75%, due 3/15/12		296,000	310,800

	Innophos Investments Holdings, Inc.
	13.405%, due 2/15/15	(c)(e)	330,163	342,544
	JOSTENS IH Corp.
	7.625%, due 10/1/12		725,000	728,625
	KRATON Polymers LLC/KRATON Polymers Capital Corp.
	8.125%, due 1/15/14		210,000	203,175
	Nalco Finance Holdings, Inc.
	(zero coupon), due 2/1/14
	9.00%, beginning 2/1/09	(a)	430,000	337,550
	Rainbow National Services LLC
	8.75%, due 9/1/12	(b)	195,000	208,650
	10.375%, due 9/1/14	(b)	310,000	350,300
	Southern Star Central Corp.
	6.75%, due 3/1/16		220,000	216,150
	Standard Aero Holdings, Inc.
	8.25%, due 9/1/14		377,000	363,805
				8,482,969

	Diversified Telecommunication Services - 1.7%
	Cincinnati Bell, Inc.
	8.375%, due 1/15/14		585,000	590,850
	GCI, Inc.
	7.25%, due 2/15/14		650,000	627,250
	Qwest Capital Funding, Inc.
	6.875%, due 7/15/28		925,000	827,875
	Time Warner Telecommunications Holdings, Inc.
	9.25%, due 2/15/14		635,000	668,337
				2,714,312

	Electric Utilities - 2.3%
	CMS Energy Corp.
	8.50%, due 4/15/11		1,040,000	1,123,200
	Mirant North America LLC
	7.375%, due 12/31/13		662,000	662,827
&	Sierra Pacific Power Co.
	6.25%, due 4/15/12		1,185,000	1,207,708
	Sierra Pacific Resources
	6.75%, due 8/15/17		700,000	700,295
				3,694,030

	Electronic Equipment & Instruments - 0.5%
	Itron, Inc.
	7.75%, due 5/15/12		705,000	726,150

	Energy Equipment & Services - 0.3%
	Pride International, Inc.
	7.375%, due 7/15/14		430,000	442,900

	Food & Staples Retailing - 0.2%
	Stater Brothers Holdings
	8.125%, due 6/15/12		370,000	371,850

	Food Products - 1.1%
	Del Monte Corp.
	8.625%, due 12/15/12		380,000	398,525
	Pinnacle Foods Holding Corp.
	8.25%, due 12/1/13		625,000	625,781
	Reddy Ice Holdings, Inc.
	(zero coupon), due 11/1/12
	10.50%, beginning 11/1/08		865,000	748,225
				1,772,531

Health Care Equipment & Supplies - 1.0%
Fisher Scientific International, Inc.
6.125%, due 7/1/15		375,000	372,187
Fresenius Medical Capital Trust IV
7.875%, due 6/15/11		325,000	333,531
Hanger Orthopedic Group, Inc.
10.25%, due 6/1/14		295,000	299,425
Norcross Safety Products LLC
Series B
9.875%, due 8/15/11		400,000	420,000
Safety Products Holdings, Inc.
Series B
11.75%, due 1/1/12	(e)	153,972	161,670
			1,586,813

Health Care Providers & Services - 3.5%
Concentra Operating Corp.
9.125%, due 6/1/12		450,000	468,000
9.50%, due 8/15/10		275,000	286,000
DaVita, Inc.
7.25%, due 3/15/15	(a)	350,000	343,875
HCA, Inc.
5.75%, due 3/15/14		835,000	655,475
IASIS Healthcare LLC
8.75%, due 6/15/14		400,000	387,000
Res-Care, Inc.
7.75%, due 10/15/13		589,000	587,527
Service Corp. International
7.00%, due 6/15/17	(b)	865,000	828,237
Tenet Healthcare Corp.
6.50%, due 6/1/12		150,000	131,062
9.25%, due 2/1/15		600,000	577,500
9.875%, due 7/1/14		150,000	149,437
Triad Hospitals, Inc.
7.00%, due 11/15/13		200,000	194,250
Vanguard Health Holding Co. II
9.00%, due 10/1/14		325,000	315,250
VWR International, Inc.
6.875%, due 4/15/12		240,000	238,800
8.00%, due 4/15/14		370,000	373,237
			5,535,650

Hotels, Restaurants & Leisure - 7.8%
American Casino & Entertainment Properties LLC
7.85%, due 2/1/12		540,000	548,100
Herbst Gaming, Inc.
8.125%, due 6/1/12		620,000	633,175
Inn of the Mountain Gods Resort & Casino
12.00%, due 11/15/10		434,000	454,615
Isle of Capri Casinos, Inc.
7.00%, due 3/1/14		225,000	213,750
9.00%, due 3/15/12		400,000	417,500
Majestic Star Casino LLC/ Majestic Star Casino Capital Corp. II
9.75%, due 1/15/11		786,000	765,367
Mandalay Resort Group
6.375%, due 12/15/11		775,000	757,563
MGM Mirage
5.875%, due 2/27/14		500,000	463,125
Mohegan Tribal Gaming Authority
6.125%, due 2/15/13		440,000	430,100
7.125%, due 8/15/14		300,000	298,500
Pinnacle Entertainment, Inc.
8.75%, due 10/1/13	(a)	460,000	488,175
Pokagon Gaming Authority
10.375%, due 6/15/14	(b)	440,000	469,150

San Pasqual Casino
8.00%, due 9/15/13	(b)	525,000	534,188
Scientific Games Corp.
6.25%, due 12/15/12		575,000	553,438
Seneca Gaming Corp.
7.25%, due 5/1/12		450,000	450,000
Six Flags, Inc.
8.875%, due 2/1/10	(a)	140,000	134,050
9.75%, due 4/15/13	(a)	160,000	144,000
Station Casinos, Inc.
6.50%, due 2/1/14		495,000	463,444
7.75%, due 8/15/16		500,000	518,750
TDS Investor Corp.
10.023%, due 9/1/14	(b)(c)	767,000	736,320
Town Sports International, Inc.
9.625%, due 4/15/11		257,000	269,850
Tunica-Biloxi Gaming Authority
9.00%, due 11/15/15	(b)	393,000	408,720
Turning Stone Resort Casino Enterprise
9.125%, due 12/15/10	(b)	245,000	248,063
9.125%, due 9/15/14	(b)	365,000	368,650
Vail Resorts, Inc.
6.75%, due 2/15/14		370,000	361,675
Worldspan, L.P./WS Financing Corp.
11.655%, due 2/15/11	(a)(c)	760,000	747,650
Wynn Las Vegas LLC
6.625%, due 12/1/14		575,000	557,750
			12,435,668

Household Durables - 4.4%
ALH Finance LLC
8.50%, due 1/15/13	(a)	750,000	733,125
American Greetings Corp.
7.375%, due 6/1/16		660,000	669,900
Beazer Homes USA, Inc.
6.50%, due 11/15/13		390,000	351,975
K. Hovnanian Enterprises, Inc.
8.875%, due 4/1/12	(a)	425,000	416,500
KB Home
5.75%, due 2/1/14		925,000	838,162
Meritage Homes Corp.
6.25%, due 3/15/15		885,000	752,250
Norcraft Cos., L.P./Norcraft Finance Corp.
9.00%, due 11/1/11		175,000	177,406
Norcraft Holdings L.P.
(zero coupon), due 9/1/12
9.75%, beginning 9/1/08		490,000	396,900
Sealy Mattress Co.
8.25%, due 6/15/14		575,000	586,500
Simmons Co.
(zero coupon), due 12/15/14
10.00%, beginning 12/15/09	(a)	580,000	413,250
7.875%, due 1/15/14		410,000	397,700
Stanley-Martin Communities LLC
9.75%, due 8/15/15		741,000	587,243
Tempur-Pedic, Inc./Tempur Production USA, Inc.
10.25%, due 8/15/10		675,000	707,906
			7,028,817

Household Products - 1.0%
Johnsondiversey Holdings, Inc.
(zero coupon), due 5/15/13
10.67%, beginning 5/15/07		571,000	493,915

	Johnsondiversey, Inc.
	Series B
	9.625%, due 5/15/12	(a)	479,000	481,395
	Spectrum Brands, Inc.
	7.375%, due 2/1/15	(a)	726,000	580,800
				1,556,110

	IT Services - 1.2%
	Activant Solutions, Inc.
	9.50%, due 5/1/16	(b)	385,000	356,125
	Iron Mountain, Inc.
	8.625%, due 4/1/13		530,000	541,925
	8.75%, due 7/15/18		480,000	498,000
	Sungard Data Systems, Inc.
	9.125%, due 8/15/13		515,000	533,025
				1,929,075

	Leisure Equipment & Products - 0.8%
	Leslie's Poolmart
	7.75%, due 2/1/13		655,000	645,175
	True Temper Sports, Inc.
	8.375%, due 9/15/11		750,000	671,250
				1,316,425

	Machinery - 1.1%
	Columbus McKinnon Corp.
	8.875%, due 11/1/13		927,000	947,858
	Gardner Denver, Inc.
	8.00%, due 5/1/13		445,000	462,800
	Mueller Group, Inc.
	10.00%, due 5/1/12		88,000	95,590
	Mueller Holdings, Inc.
	(zero coupon), due 4/15/14
	14.75%, beginning 4/15/09		277,000	243,760
				1,750,008

	Machinery & Engineering - 0.3%
	Douglas Dynamics LLC
	7.75%, due 1/15/12	(b)	500,000	472,500

	Media - 8.5%
	Adelphia Communications Corp.
	10.875%, due 10/1/10	(f)	635,000	392,113
	Affinity Group, Inc.
	9.00%, due 2/15/12		450,000	450,000
	10.875%, due 2/15/12	(e)	278,172	264,263
	AMC Entertainment, Inc.
	9.655%, due 8/15/10	(c)	223,000	230,248
	CBD Media Holdings
	9.25%, due 7/15/12		675,000	664,875
&	CCH I LLC
	11.00%, due 10/1/15		1,411,000	1,284,010
	Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.
	10.25%, due 9/15/10		500,000	510,000
	Charter Communications Operation LLC
	8.00%, due 4/30/12	(b)	200,000	201,500
	CSC Holdings, Inc.
	7.25%, due 4/15/12	(b)	400,000	398,500
	7.625%, due 7/15/18		635,000	650,081
	Dex Media, Inc.
	(zero coupon), due 11/15/13
	9.00%, beginning 11/15/08		560,000	471,800
	8.00%, due 11/15/13		395,000	392,038
	DirectTV Holdings, Inc.
	8.375%, due 3/15/13		525,000	544,031
	Echostar DBS Corp.
	5.75%, due 10/1/08		630,000	624,488

	Houghton Mifflin Co.
	(zero coupon), due 10/15/13
	11.50%, beginning 10/15/08		710,000	619,475
	Mediacom Broadband LLC
	8.50%, due 10/15/15		400,000	397,500
	Medianews Group, Inc.
	6.875%, due 10/1/13		705,000	652,125
	Nexstar Finance Holdings LLC
	(zero coupon), due 4/1/13
	11.375%, beginning 4/1/08		465,000	388,275
	Nexstar Finance, Inc.
	7.00%, due 1/15/14		400,000	364,000
	PanAmSat Corp.
	9.00%, due 8/15/14		349,000	360,343
	River Rock Entertainment Authority
	9.75%, due 11/1/11		300,000	318,750
	Salem Communciations Corp.
	7.75%, due 12/15/10		760,000	765,700
	Sinclair Broadcast Group, Inc.
	8.00%, due 3/15/12		750,000	760,313
	Vertis, Inc.
	Series B
	10.875%, due 6/15/09	(a)	200,000	201,000
	13.50%, due 12/7/09	(b)	200,000	182,000
	Warner Music Group
	7.375%, due 4/15/14		450,000	438,750
	WMG Holdings Corp.
	(zero coupon), due 12/15/14
	9.50%, beginning 12/15/09		605,000	450,725
	Young Broadcasting, Inc.
	8.75%, due 1/15/14		100,000	85,000
	10.00%, due 3/1/11	(a)	475,000	443,531
				13,505,434

	Metals & Mining - 1.4%
	AK Steel Corp.
	7.875%, due 2/15/09	(a)	600,000	597,750
	Century Aluminum Co.
	7.50%, due 8/15/14		475,000	475,000
	Chaparral Steel Co.
	10.00%, due 7/15/13		378,000	421,470
	International Steel Group, Inc.
	6.50%, due 4/15/14		350,000	345,625
	PNA Group, Inc.
	10.75%, due 9/1/16	(b)	365,000	375,038
				2,214,883

	Multiline Retail - 0.2%
	Neiman-Marcus Group, Inc.
	9.00%, due 10/15/15		310,000	329,375

	Multi-Utilities & Unregulated Power - 4.8%
	AES Corp. (The)
	8.75%, due 5/15/13	(b)	780,000	836,550
	Aquila, Inc.
	7.625%, due 11/15/09		485,000	505,377
&	Edison Mission Energy
	7.50%, due 6/15/13	(b)	1,150,000	1,161,500
	NorthWestern Corp.
	5.875%, due 11/1/14		305,000	300,030
	NRG Energy, Inc.
	7.25%, due 2/1/14		370,000	367,225
	7.375%, due 2/1/16		705,000	700,594

	Reliant Energy, Inc.
	6.75%, due 12/15/14		425,000	404,281
	9.50%, due 7/15/13		275,000	285,313
&	Sonat, Inc.
	7.625%, due 7/15/11		1,500,000	1,537,500
&	Williams Cos, Inc.
	7.625%, due 7/15/19		1,400,000	1,456,000
				7,554,370

	Oil & Gas - 6.9%
	Allis-Chalmers Energy, Inc.
	9.00%, due 1/15/14	(b)	600,000	601,500
	ANR Pipeline Co.
	8.875%, due 3/15/10		620,000	650,172
	Chaparral Energy, Inc.
	8.50%, due 12/1/15		725,000	719,563
	Chesapeake Energy Corp.
	6.50%, due 8/15/17		500,000	468,750
	6.625%, due 1/15/16		485,000	468,025
	6.875%, due 1/15/16		400,000	391,000
	Comstock Resources, Inc.
	6.875%, due 3/1/12		385,000	367,194
	Denbury Resources, Inc.
	7.50%, due 12/15/15		552,000	552,000
	Dynegy Holdings, Inc.
	8.375%, due 5/1/16		760,000	773,300
	Encore Acquisition Co.
	7.25%, due 12/1/17		575,000	553,438
	Ferrellgas Partners L.P.
	6.75%, due 5/1/14		475,000	464,313
	Hilcorp Energy I L.P.
	9.00%, due 6/1/16	(b)	395,000	407,838
	MarkWest Energy Partners, L.P.
	Series B
	6.875%, due 11/1/14		800,000	752,000
	SESI LLC
	6.875%, due 6/1/14	(b)	655,000	648,450
	Stone Energy Corp.
	8.24%, due 7/15/10	(b)(c)	860,000	852,475
	Swift Energy Co.
	7.625%, due 7/15/11		275,000	276,031
	9.375%, due 5/1/12		300,000	316,500
	Targa Resources, Inc.
	8.50%, due 11/1/13	(b)	725,000	723,188
	Transcontinental Gas Pipe Line Corp.
	6.40%, due 4/15/16	(b)	760,000	751,450
	Whiting Petroleum Corp.
	7.00%, due 2/1/14		295,000	287,625
				11,024,812

	Packaging & Containers - 0.3%
	Crown Americas LLC/Crown Americas Capital Corp.
	7.625%, due 11/15/13		515,000	521,438

	Paper & Forest Products - 1.7%
	Appleton Papers, Inc.
	8.125%, due 6/15/11		475,000	475,000
	Buckeye Technologies, Inc.
	8.00%, due 10/15/10		550,000	528,000
&	Georgia-Pacific Corp.
	8.125%, due 5/15/11		1,625,000	1,665,625
				2,668,625

	Pharmaceuticals - 1.0%
&	NBTY, Inc.
	7.125%, due 10/1/15		1,286,000	1,244,205

Omnicare, Inc.
6.875%, due 12/15/15		367,000	356,449
			1,600,654

Real Estate - 1.4%
American Real Estate Partners, L.P.
7.125%, due 2/15/13		770,000	766,150
Ashton Woods USA LLC
9.50%, due 10/1/15		968,000	837,320
Host Marriott L.P.
7.125%, due 11/1/13	(a)	530,000	536,625
			2,140,095

Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technologies, Inc.
9.25%, due 6/1/16		152,000	142,500

Specialized Services - 0.4%
Crystal U.S. Holdings 3 LLC
Series B
(zero coupon), due 10/1/14
10.50%, beginning 10/1/09		330,000	267,713
K&F Acquisition, Inc.
7.75%, due 11/15/14		380,000	380,950
			648,663

Specialty Retail - 1.1%
Asbury Automotive Group, Inc.
9.00%, due 6/15/12		430,000	440,213
AutoNation, Inc.
7.507%, due 4/15/13	(b)(c)	580,000	587,250
Lazydays RV Center, Inc.
11.75%, due 5/15/12		530,000	508,800
Nebraska Book Co., Inc.
8.625%, due 3/15/12		250,000	234,375
			1,770,638

Telecommunications - 0.9%
American Cellular Corp.
Series B
10.00%, due 8/1/11		335,000	350,913
CCO Holdings LLC
8.75%, due 11/15/13		200,000	201,250
Qwest Communications International, Inc.
7.50%, due 2/15/14		895,000	897,238
			1,449,401

Textiles, Apparel & Luxury Goods - 0.3%
Collins & Aikman Floor Cover
Series B
9.75%, due 2/15/10		480,000	477,600

Transportation Infrastructure - 0.8%
Bristow Group, Inc.
6.125%, due 6/15/13		652,000	611,250
Great Lakes Dredge & Dock Corp.
7.75%, due 12/15/13	(a)	200,000	186,000
Hornbeck Offshore Services, Inc.
Series B
6.125%, due 12/1/14		425,000	396,844
			1,194,094

Wireless Telecommunication Services - 2.0%
American Tower Corp.
7.125%, due 10/15/12		805,000	825,125
Dobson Cellular Systems
9.875%, due 11/1/12		71,000	76,148
Dobson Communications Corp.
8.875%, due 10/1/13	(a)	249,000	246,821
Nextel Partners, Inc.
8.125%, due 7/1/11		400,000	420,000
Rural Cellular Corp.
8.25%, due 3/15/12		135,000	139,050
9.75%, due 1/15/10	(a)	625,000	628,906
Syniverse Technologies, Inc.
Series B
7.75%, due 8/15/13		697,000	670,863
			3,006,913

Total Corporate Bonds
(Cost $141,450,160)			139,128,056

		Principal
		Amount	Value

Foreign Corporate Bonds 6.1%
Chemicals - 0.7%
Ineos Group Holdings PLC
8.50%, due 2/15/16	(b)	580,000	552,450
Nova Chemicals Corp.
6.50%, due 1/15/12		580,000	545,200
			1,097,650

Diversified Financial Services - 0.7%
JSG Funding PLC
9.625%, due 10/1/12		895,000	944,225
Nell AF SARL
8.375%, due 8/15/15	(a)(b)	370,000	367,225
			1,311,450

Electronic Equipment & Instruments - 0.4%
Flextronics International, Ltd.
6.50%, due 5/15/13		625,000	618,750

Food & Staples Retailing - 0.1%
Jean Coutu Group (PJC), Inc.
8.50%, due 8/1/14	(a)	191,000	183,838

Hotels, Restaurants & Leisure - 0.8%
Intrawest Corp.
7.50%, due 10/15/13		475,000	510,031
Royal Caribbean Cruises, Ltd.
6.875%, due 12/1/13		700,000	697,650
			1,207,681

IT Services - 0.4%
Seagate Technology HDD Holdings
6.80%, due 10/1/16		582,000	579,090

Machinery - 0.2%
MAAX Corp.
9.75%, due 6/15/12		420,000	331,800

Metals & Mining - 0.7%
Novelis, Inc.
8.25%, due 2/15/15	(b)	630,000	598,500
Russel Metals, Inc.
6.375%, due 3/1/14		525,000	496,125
			1,094,625

Oil & Gas - 0.3%
Compton Petroleum Finance Corp.
7.625%, due 12/1/13		515,000	496,975

Paper & Forest Products - 0.3%
Bowater Canada Finance
7.95%, due 11/15/11		445,000	424,975

Semiconductors & Semiconductor Equipment - 0.6%
Magnachip Semiconductor S.A.
8.64%, due 12/15/11	(c)	585,000	494,325
Sensata Technologies B.V.
8.00%, due 5/1/14	(b)	470,000	457,075
			951,400

Specialty Retail - 0.2%
Dollarama Group, L.P.
8.875%, due 8/15/12		376,000	383,520

Wireless Telecommunication Services - 0.7%
Inmarsat Finance PLC
(zero coupon), due 11/15/12
10.375%, beginning 11/15/08		500,000	442,500
7.625%, due 6/30/12		293,000	301,790
Intelsat Bermuda, Ltd.
9.25%, due 6/15/16	(b)	300,000	315,375
			1,059,665

Total Foreign Corporate Bonds
(Cost $10,126,194)			9,741,419

Total Long-Term Bonds
(Cost $151,576,354)			148,869,475

		Shares	Value

Preferred Stocks 1.4%
Media - 1.4%

Haights Cross Communications, Inc.
16.00% Class B	(g)(h)	6,286	276,584
ION Media Networks, Inc.
14.25%	(e)	91	791,700
Spanish Broadcasting System, Inc.
10.75% Series B	(e)	995	1,106,438

Total Preferred Stocks
(Cost $2,028,305)			2,174,722

		Number of
		Warrants	Value

Warrants 0.0%	^
Media 0.0%	^
Haights Cross Communications, Inc.
Strike Price $0.001
Expire 12/10/11	(g)(h)(i)(j)	7	0	(k)
Preferred Class A
Strike Price $0.001
Expire 12/10/11	(g)(h)(i)(j)	6,225	62

Total Warrants
(Cost $62)			62

		Shares	Value

Common Stock 0.1%
Chemicals - 0.1%
Huntsman Corp.	(i)	5,871	106,852

Total Common Stock
(Cost $43,855)			106,852

		Shares	Value

Short-Term Investments 14.7%
Investment Company - 2.6%
BGI Institutional Money Market Fund	(l)	4,065,913	4,065,913

Total Investment Company
(Cost $4,065,913)			4,065,913

		Principal
		Amount	Value

Repurchase Agreement - 5.3%
Morgan Stanley & Co. 5.48%, dated 9/29/06 due 10/2/06 Proceeds at Maturity $8,316,019 (Collateralized by various bonds with a Principal Amount of $8,143,072 and a Market Value of $8,481,727)	(l)	$8,312,223	8,312,223

Total Repurchase Agreement
(Cost $8,312,223)			8,312,223

Time Deposits - 3.7%
HBOS Halifax Bank of Scotland
5.27%, due 10/11/06	(l)	2,308,951	2,308,951
Lloyds TSB Bank
5.30%, due 12/21/06	(l)	1,385,370	1,385,370
Toronto Dominion Bank
5.265%, due 10/6/06	(l)	2,308,951	2,308,951
Total Time Deposits
(Cost $6,003,272)			6,003,272

U.S. Government Securities - 3.1%
U.S. Government Agency - 1.2%
Federal Home Loan Mortgage Corporation (Discount Note)
5.14%, due 10/5/06		1,860,000	1,858,672
Total U.S. Government Agency
(Cost $1,858,672)			1,858,672

U.S. Treasury Obligation - 1.9%
United States Treasury Bill
4.126%, due 10/5/06		3,060,000	3,058,247

Total U.S. Treasury Obligation
(Cost $3,058,247)			3,058,247

Total U.S. Government Securities
(Cost $4,916,919)			4,916,919

Total Short-Term Investments
(Cost $23,298,327)			23,298,327

Total Investments
(Cost $176,946,903)	(m)	110.0%	174,449,438

Liabilities in Excess of
Cash and Other Assets		(10.0)	(15,890,411)

Net Assets		100.0%	$158,559,027

^	Less than one tenth of a percent.

&	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)	Represents security, or a portion thereof, which is out on loan.

(b)	May be sold to institutional investors only. The total market value of these securities at September 30, 2006 is $32,389,901 which represents 20.4% of the Fund's net assets.

(c)	Floating/variable rate. Rate shown is the rate in effect at September 30, 2006.

(d)	Target Return Index Securities Trust. Static portfolio comprised of 100 bullet High Yield bonds selected from the Lehman Brothers High Yield Index.

(e)	PIK ("Payment in Kind") - Interest or dividend payment is made with additional securities.

(f)	Issue in default.

(g)	Illiquid security. The total market value of these securities at September 30, 2006 is $276,646 which represents 0.2% of the Fund's net assets.

(h)	Restricted security. The total market value of these securities at September 30, 2006 is $276,646, which represents 0.2% of the Fund's net assets.

(i)	Non-income producing security.

(j)	Fair valued security. The total market value of this security at September 30, 2006 is $62, which represents less than 0.1% of the Fund's net assets.

(k)	Less than one dollar.

(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)	At September 30, 2006 cost is identical for book and federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation	$1,554,886
	Gross unrealized depreciation	(4,052,351)
	Net unrealized depreciation	$(2,497,465)

Restricted securities held at September 30, 2006:

		Share
	Date(s) of	Amount/ Number			9/30/06		Percent of
Security	Acquisition	of Warrants	Cost		Value		Net Assets

Haights Cross Communications, Inc.
Preferred Stock
16.00%, Class B	1/22/2004	6,286	$292,429		$276,584		0.2%
Warrants	1/22/2004	7	0	(a)	0	(a)	0.0	(b)
Warrants, Preferred Class A	1/22/2004	6,225	62		62		0.0	(b)

			$292,491		$276,646		0.2%

(a)	Less than one dollar.
(b)	Less than one tenth of a percent.

BALANCED FUND

PORTFOLIO OF INVESTMENTS†††
SEPTEMBER 30, 2006 (Unaudited)

Common Stocks 65.6%

		Shares	Value

Consumer Discretionary - 7.1%
Aeropostale, Inc.	(a)	190	$5,554
American Eagle Outfitters, Inc.		1,276	55,927
American Greetings Corp. Class A		634	14,658
AnnTaylor Stores Corp.	(a)	707	29,595
Apollo Group, Inc. Class A	(a)	1,358	66,868
ArvinMeritor, Inc.		571	8,131
AutoNation, Inc.	(a)	1,351	28,236
AutoZone, Inc.	(a)	101	10,433
Barnes & Noble, Inc.		541	20,526
Belo Corp. Class A		195	3,083
Best Buy Co., Inc.		684	36,635
Big Lots, Inc.	(a)	1,121	22,207
Black & Decker Corp. (The)		346	27,455
Blyth, Inc.		205	4,988
Bob Evans Farms, Inc.		196	5,935
BorgWarner, Inc.		265	15,150
Brinker International, Inc.		794	31,831
Brunswick Corp.		602	18,776
Career Education Corp.	(a)	973	21,892
CBRL Group, Inc.		45	1,819
CBS Corp. Class B		7,415	208,881
Charming Shoppes, Inc.	(a)	275	3,927
Circuit City Stores, Inc.		746	18,732
Claire's Stores, Inc.		949	27,673
Clear Channel Communications, Inc.		902	26,023
Comcast Corp. Class A	(a)	3,288	121,163
Corinthian Colleges, Inc.	(a)	834	9,016
Darden Restaurants, Inc.		1,259	53,470
DeVry, Inc.	(a)	103	2,191
Dillards, Inc. Class A		589	19,278
Dollar Tree Stores, Inc.	(a)	996	30,836
Eastman Kodak Co.	(b)	2,250	50,400
Entercom Communications Corp.		62	1,562
Federated Department Stores, Inc.		3,516	151,926
Ford Motor Co.	(b)	14,728	119,150
Furniture Brands International, Inc.	(b)	542	10,320
Gap, Inc. (The)		5,308	100,587
General Motors Corp.	(b)	3,620	120,401
Goodyear Tire & Rubber Co. (The)	(a)(b)	645	9,352
Hanesbrands, Inc.	(a)	212	4,772
Harley-Davidson, Inc.		2,552	160,138
Harte-Hanks, Inc.		112	2,951
Hasbro, Inc.		1,304	29,666
Home Depot, Inc. (The)		121	4,389
International Game Technology		1,191	49,426
ITT Educational Services, Inc.	(a)	277	18,365
J.C. Penney Co., Inc.		2,228	152,373
Jones Apparel Group, Inc.		1,104	35,814
Kohl's Corp.	(a)	3,241	210,406
Lear Corp.	(b)	217	4,492
Leggett & Platt, Inc.		581	14,542
Limited Brands, Inc.		1,715	45,430
Liz Claiborne, Inc.		585	23,113

Mattel, Inc.		3,143	61,917
McDonald's Corp.		1,950	76,284
McGraw-Hill Cos., Inc. (The)		3,444	199,855
Michaels Stores, Inc.		192	8,360
Modine Manufacturing Co.		153	3,722
Newell Rubbermaid, Inc.		2,161	61,200
News Corp. Class A		7,786	152,995
Nike, Inc. Class B		448	39,254
Nordstrom, Inc.		1,025	43,357
Office Depot, Inc.	(a)	2,779	110,326
OfficeMax, Inc.		685	27,907
Omnicom Group, Inc.		1,654	154,814
Payless ShoeSource, Inc.	(a)	686	17,081
RadioShack Corp.		848	16,366
Regis Corp.		191	6,847
Rent-A-Center, Inc.	(a)	707	20,708
Ross Stores, Inc.		245	6,225
Saks, Inc.		442	7,638
Scholastic Corp.	(a)	280	8,722
Sears Holdings Corp.	(a)	903	142,755
Sherwin-Williams Co. (The)		1,051	58,625
Snap-On, Inc.		558	24,859
Sotheby's Holdings, Inc. Class A	(b)	190	6,126
Starbucks Corp.	(a)	1,332	45,355
Starwood Hotels & Resorts Worldwide, Inc.		315	18,015
Thor Industries, Inc.		191	7,863
Timberland Co. Class A	(a)	289	8,315
Time Warner, Inc.		105	1,914
TJX Cos., Inc. (The)		2,093	58,667
Tupperware Corp.		439	8,543
Univision Communications, Inc. Class A	(a)	870	29,876
Valassis Communications, Inc.	(a)	105	1,853
VF Corp.		563	41,071
Walt Disney Co. (The)		8,955	276,799
Yum! Brands, Inc.		481	25,036
			4,049,714

Consumer Staples - 4.7%
Altria Group, Inc.		3,484	266,700
Anheuser-Busch Cos., Inc.		1,778	84,473
Archer-Daniels-Midland Co.		6,286	238,114
Avon Products, Inc.		4,305	131,991
Campbell Soup Co.		1,556	56,794
Church & Dwight Co., Inc.		125	4,889
Coca-Cola Co. (The)		1,004	44,859
Coca-Cola Enterprises, Inc.		1,701	35,432
ConAgra Foods, Inc.		3,132	76,671
Energizer Holdings, Inc.	(a)	374	26,924
Estee Lauder Cos., Inc. (The) Class A		744	30,006
General Mills, Inc.		3,397	192,270
H.J. Heinz Co.		2,717	113,924
Hormel Foods Corp.		303	10,902
J.M. Smucker Co. (The)		128	6,138
Kimberly-Clark Corp.		3,365	219,936
Kroger Co. (The)		1,720	39,801
McCormick & Co., Inc.		612	23,244
Molson Coors Brewing Co. Class B		239	16,467
Pepsi Bottling Group, Inc. (The)		1,295	45,972
PepsiAmericas, Inc.		336	7,170
PepsiCo, Inc.		1,519	99,130
Procter & Gamble Co. (The)		7,700	477,246
Reynolds American, Inc.	(b)	1,636	101,383
Safeway, Inc.		1,068	32,414
Sara Lee Corp.		2,631	42,280
Smithfield Foods, Inc.	(a)	177	4,783

	SUPERVALU, Inc.		1,884	55,861
	Universal Corp.		119	4,347
	UST, Inc.		1,254	68,757
	Wal-Mart Stores, Inc.		2,656	130,994
				2,689,872

	Energy - 6.7%
	Anadarko Petroleum Corp.		2,935	128,641
	Chevron Corp.		10,562	685,051
	ConocoPhillips		1,387	82,568
	Devon Energy Corp.		1,420	89,673
&	ExxonMobil Corp.		22,277	1,494,787
	Halliburton Co.		4,764	135,536
	Kinder Morgan, Inc.		77	8,073
	Marathon Oil Corp.		2,832	217,781
	Noble Energy, Inc.		1,720	78,415
	Occidental Petroleum Corp.		4,436	213,416
	Overseas Shipholding Group, Inc.		296	18,284
	Pioneer Natural Resources Co.		494	19,325
	Plains Exploration & Production Co.	(a)(b)	358	15,362
	Pogo Producing Co.		384	15,725
	Schlumberger, Ltd.		3,553	220,393
	Sunoco, Inc.		824	51,245
	Tidewater, Inc.		263	11,622
	Transocean, Inc.	(a)	1,036	75,866
	Valero Energy Corp.		4,639	238,769
				3,800,532

	Financials - 15.3%
	A.G. Edwards, Inc.		350	18,648
	ACE, Ltd.		3,121	170,812
	AFLAC, Inc.		4,773	218,412
	Allstate Corp. (The)		6,028	378,136
	Ambac Financial Group, Inc.		613	50,726
	American Express Co.		5,540	310,683
	American Financial Group, Inc.		453	21,259
	American International Group, Inc.		4,277	283,394
	AmeriCredit Corp.	(a)(b)	1,254	31,337
	Ameriprise Financial, Inc.		2,336	109,558
	AmSouth Bancorporation		5,436	157,861
	AON Corp.		3,068	103,913
	Apartment Investment & Management Co. Class A (REIT)	(c)	622	33,843
	Associated Banc-Corp.		297	9,652
	Bank of America Corp.		9,531	510,576
	Bank of Hawaii Corp.		234	11,269
	Bank of New York Co., Inc. (The)		4,872	171,787
	BB&T Corp.		1,287	56,345
	Boston Properties, Inc. (REIT)	(c)	217	22,425
	Capital One Financial Corp.		2,808	220,877
	Charles Schwab Corp. (The)		9,895	177,121
	Chubb Corp. (The)		3,799	197,396
&	Citigroup, Inc.		20,163	1,001,496
	City National Corp.		77	5,164
	Comerica, Inc.		1,532	87,201
	Compass Bancshares, Inc.		306	17,436
	Equity Office Properties Trust (REIT)	(c)	3,482	138,444
	Everest Re Group, Ltd.		248	24,187
	Fannie Mae		5,566	311,195
	Fidelity National Financial, Inc.		620	25,823
	Fifth Third Bancorp	(b)	4,369	166,372
	First American Corp.		744	31,501
	First Horizon National Corp.		925	35,159
	FirstMerit Corp.		626	14,504
	Franklin Resources, Inc.		1,496	158,202
	Genworth Financial, Inc. Class A		3,064	107,271

Goldman Sachs Group, Inc. (The)		535	90,506
Hartford Financial Services Group, Inc. (The)		1,771	153,634
HCC Insurance Holdings, Inc.		1,014	33,340
Highwood Properties, Inc. (REIT)	(c)	128	4,763
Horace Mann Educators Corp.		324	6,231
Huntington Bancshares, Inc.		531	12,707
Janus Capital Group, Inc.		2,057	40,564
Jefferies Group, Inc.		740	21,090
JPMorgan Chase & Co.		7,470	350,791
KeyCorp	(b)	1,304	48,822
Leucadia National Corp.		521	13,635
Loews Corp.		4,009	151,941
Longview Fibre Co. (REIT)	(c)	409	8,311
Mercury General Corp.		194	9,624
MetLife, Inc.	(b)	6,709	380,266
MGIC Investment Corp.		279	16,732
National City Corp.		4,396	160,894
New Plan Excel Realty Trust (REIT)	(b)(c)	322	8,710
North Fork Bancorporation, Inc.		4,476	128,193
Northern Trust Corp.		1,776	103,772
Old Republic International Corp.		2,169	48,043
PMI Group, Inc. (The)		304	13,318
Potlatch Corp. (REIT)	(c)	91	3,376
Principal Financial Group, Inc.		2,624	142,431
Protective Life Corp.		680	31,110
Prudential Financial, Inc.	(b)	2,225	169,656
Public Storage, Inc. (REIT)	(c)	485	41,705
Radian Group, Inc.		786	47,160
Raymond James Financial, Inc.		836	24,445
Rayonier, Inc. (REIT)	(c)	171	6,464
Regions Financial Corp.	(b)	1,400	51,506
SAFECO Corp.		1,140	67,180
SEI Investments Co.		604	33,939
StanCorp Financial Group, Inc.		438	19,548
State Street Corp.		1,073	66,955
SVB Financial Group	(a)	77	3,437
T. Rowe Price Group, Inc.		2,519	120,534
Torchmark Corp.		395	24,928
UnumProvident Corp.		3,088	59,876
W.R. Berkley Corp.		1,595	56,447
Wachovia Corp.		694	38,725
Waddell & Reed Financial, Inc. Class A		844	20,889
Washington Mutual, Inc.	(b)	6,762	293,944
Wells Fargo & Co.		3,693	133,613
Westamerica Bancorp.		144	7,273
XL Capital, Ltd. Class A		1,379	94,737
			8,755,750

Health Care - 7.3%
Abbott Laboratories		6,497	315,494
Aetna, Inc.		5,393	213,293
AmerisourceBergen Corp.		1,997	90,264
Amgen, Inc.	(a)	1,341	95,922
Applera Corp.- Applied Biosystems Group		1,294	42,844
Apria Healthcare Group, Inc.	(a)	195	3,849
Becton, Dickinson & Co.		1,228	86,783
Cardinal Health, Inc.		3,257	214,115
Coventry Health Care, Inc.	(a)	1,542	79,444
DENTSPLY International, Inc.		226	6,805
Fisher Scientific International, Inc.	(a)	445	34,817
Forest Laboratories, Inc.	(a)	2,044	103,447
HCA, Inc.		619	30,882
Humana, Inc.	(a)	1,573	103,960
Johnson & Johnson		5,431	352,689
King Pharmaceuticals, Inc.	(a)	2,264	38,556

	Laboratory Corp. of America Holdings	(a)	1,202	78,815
	Lincare Holdings, Inc.	(a)	326	11,293
	Manor Care, Inc.		720	37,642
	McKesson Corp.		2,899	152,835
	Medicis Pharmaceutical Corp. Class A		95	3,073
	Merck & Co., Inc.		12,798	536,236
	Mylan Laboratories, Inc.		2,066	41,589
&	Pfizer, Inc.		31,742	900,203
	Quest Diagnostics, Inc.		1,036	63,362
	STERIS Corp.		331	7,964
	UnitedHealth Group, Inc.		5,624	276,701
	Universal Health Services, Inc. Class B		222	13,304
	Varian, Inc.	(a)	69	3,165
	Waters Corp.	(a)	674	30,519
	Watson Pharmaceuticals, Inc.	(a)	979	25,620
	Wellpoint, Inc.	(a)	2,053	158,184
				4,153,669

	Industrials - 6.4%
	AGCO Corp.	(a)	868	22,004
	American Standard Cos., Inc.		257	10,786
	Boeing Co. (The)		5,386	424,686
	Brink's Co. (The)		84	4,457
	Burlington Northern Santa Fe Corp.		1,178	86,512
	C.H. Robinson Worldwide, Inc.		605	26,971
	Carlisle Cos., Inc.		124	10,428
	Caterpillar, Inc.		1,931	127,060
	Cooper Industries, Ltd. Class A		581	49,513
	Corporate Executive Board Co.		129	11,598
	Crane Co.		287	11,997
	CSX Corp.		1,332	43,730
	Cummins, Inc.		469	55,919
	Danaher Corp.		413	28,361
	Deere & Co.		413	34,655
	Deluxe Corp.		236	4,036
	Dun & Bradstreet Corp.	(a)	298	22,347
	Eaton Corp.		603	41,517
	Equifax, Inc.		404	14,831
	Expeditors International of Washington, Inc.		1,060	47,255
	Flowserve Corp.	(a)	179	9,056
	General Dynamics Corp.		959	68,732
&	General Electric Co.		25,218	890,195
	Graco, Inc.		220	8,593
	Granite Construction, Inc.	(b)	331	17,659
	Illinois Tool Works, Inc.		1,562	70,134
	Jacobs Engineering Group, Inc.	(a)	32	2,391
	Joy Global, Inc.		523	19,670
	Korn/Ferry International	(a)	333	6,973
	Lincoln Electric Holdings, Inc.		62	3,376
	Lockheed Martin Corp.		3,403	292,862
	Manpower, Inc.		437	26,775
	Masco Corp.		3,853	105,649
	MSC Industrial Direct Co. Class A		102	4,155
	Nordson Corp.		203	8,092
	Norfolk Southern Corp.		722	31,804
	Northrop Grumman Corp.		1,109	75,490
	Oshkosh Truck Corp.		469	23,670
	Paccar Inc.		594	33,870
	Parker Hannifin Corp.		691	53,711
	Quanta Services, Inc.	(a)	484	8,160
	Raytheon Co.		4,283	205,627
	Robert Half International, Inc.		303	10,293
	Ryder System, Inc.		197	10,181
	Southwest Airlines Co.		6,991	116,470
	Swift Transportation Co., Inc.	(a)	301	7,140

	Teleflex, Inc.		395	21,978
	Thomas & Betts Corp.	(a)	385	18,368
	Tyco International, Ltd.		3,515	98,385
	Union Pacific Corp.		462	40,656
	United Parcel Service, Inc. Class B		538	38,704
	United Rentals, Inc.	(a)	337	7,835
	United Technologies Corp.		1,238	78,427
	Waste Management, Inc.		3,407	124,969
	YRC Worldwide, Inc.	(a)	138	5,112
				3,623,825

	Information Technology - 11.3%
	Acxiom Corp.		630	15,536
	Advanced Micro Devices, Inc.	(a)	862	21,421
	Altera Corp.	(a)	3,447	63,356
	Analog Devices, Inc.		1,280	37,619
	Applied Materials, Inc.		3,113	55,193
	Atmel Corp.	(a)	4,108	24,812
	Automatic Data Processing, Inc.		3,533	167,252
	Avaya, Inc.	(a)	3,166	36,219
	BISYS Group, Inc.	(a)	269	2,921
	BMC Software, Inc.	(a)	2,043	55,610
	CA, Inc.		3,179	75,311
	Ceridian Corp.	(a)	714	15,965
	Ciena Corp.	(a)	273	7,439
&	Cisco Systems, Inc.	(a)	30,272	696,256
	Citrix Systems, Inc.	(a)	577	20,893
	Computer Sciences Corp.	(a)	1,758	86,353
	Compuware Corp.	(a)	3,617	28,176
	Convergys Corp.	(a)	848	17,511
	Cree, Inc.	(a)(b)	183	3,680
	CSG Systems International, Inc.	(a)	525	13,876
	Dell, Inc.	(a)	17,571	401,322
	Dycom Industries, Inc.	(a)	157	3,376
	Electronic Data Systems Corp.		4,065	99,674
	Fair Isaac Corp.		626	22,893
	First Data Corp.		3,504	147,168
	Freescale Semiconductor, Inc. Class B	(a)	2,990	113,650
	Google, Inc. Class A	(a)	37	14,870
	Hewlett-Packard Co.		15,576	571,483
	Imation Corp.		112	4,497
	Intel Corp.		13,480	277,284
	International Business Machines Corp. (IBM)		7,729	633,314
	Intersil Corp. Class A		249	6,113
	Intuit, Inc.	(a)	3,309	106,186
	Jack Henry & Associates, Inc.		149	3,244
	Lam Research Corp.	(a)	689	31,232
	Lexmark International, Inc.	(a)	1,006	58,006
	LSI Logic Corp.	(a)(b)	1,559	12,815
	McAfee, Inc.	(a)	1,515	37,057
	McData Corp. Class A	(a)	730	3,672
	Mentor Graphics Corp.	(a)	333	4,689
	Micrel, Inc.	(a)	109	1,045
	Micron Technology, Inc.	(a)	6,874	119,608
&	Microsoft Corp.		36,568	999,403
	Molex, Inc.		248	9,665
	MoneyGram International, Inc.		538	15,634
	Motorola, Inc.		16,874	421,850
	MPS Group, Inc.	(a)	529	7,993
	National Semiconductor Corp.		3,132	73,696
	NCR Corp.	(a)	905	35,729
	Novellus Systems, Inc.	(a)	1,056	29,209
	NVIDIA Corp.	(a)	596	17,636
	Oracle Corp.	(a)	11,716	207,842
	Palm, Inc.	(a)	509	7,411

	Plexus Corp.	(a)	456	8,755
	Polycom, Inc.	(a)	844	20,703
	QLogic Corp.	(a)	552	10,433
	Reynolds & Reynolds Co. (The) Class A		74	2,924
	Sabre Holdings Corp. Class A		612	14,315
	Solectron Corp.	(a)	2,794	9,108
	Sybase, Inc.	(a)	697	16,895
	Symantec Corp.	(a)	8,017	170,602
	Symbol Technologies, Inc.		181	2,690
	Tech Data Corp.	(a)	555	20,274
	Tektronix, Inc.		142	4,108
	Tellabs, Inc.	(a)	1,411	15,465
	Teradyne, Inc.	(a)	442	5,817
	Texas Instruments, Inc.		3,524	117,173
	Transaction Systems Architects, Inc. Class A	(a)	186	6,384
	Unisys Corp.	(a)	1,092	6,181
	UTStarcom, Inc.	(a)(b)	831	7,371
	VeriSign, Inc.	(a)	2,355	47,571
	Western Digital Corp.	(a)	188	3,403
	Xilinx, Inc.		520	11,414
				6,446,251

	Materials - 1.5%
	Airgas, Inc.		118	4,268
	Albemarle Corp.		372	20,211
	Commercial Metals Co.		387	7,868
	Cytec Industries, Inc.		128	7,116
	Eastman Chemical Co.		448	24,201
	Freeport-McMoran Copper & Gold, Inc. Class B		1,802	95,975
	Hercules, Inc.	(a)	1,084	17,095
	Louisiana-Pacific Corp.		1,043	19,577
	Lyondell Chemical Co.		1,943	49,294
	Martin Marietta Materials, Inc.		178	15,062
	Newmont Mining Corp.		779	33,302
	Nucor Corp.		2,966	146,787
	Olin Corp.		370	5,683
	Pactiv Corp.	(a)	1,340	38,083
	Phelps Dodge Corp.		1,954	165,504
	PPG Industries, Inc.		1,059	71,038
	Reliance Steel & Aluminum Co.		92	2,957
	Rohm & Haas Co.		474	22,444
	Sensient Technologies Corp.		518	10,137
	Steel Dynamics, Inc.		394	19,877
	Temple-Inland, Inc.		194	7,779
	United States Steel Corp.		1,164	67,140
	Valspar Corp. (The)		322	8,565
	Vulcan Materials Co.		175	13,694
	Worthington Industries, Inc.		463	7,899
				881,556

	Telecommunication Services - 3.4%
&	BellSouth Corp.		26,891	1,149,590
	CenturyTel, Inc.		1,118	44,351
	Checkfree Corp.	(a)	216	8,925
	Cincinnati Bell, Inc.	(a)	1,229	5,924
	Citizens Communications Co.		3,106	43,608
	Embarq Corp.	(b)	1,170	56,593
	Qwest Communications International, Inc.	(a)	14,973	130,565
	Sprint Nextel Corp.		889	15,246
	Verizon Communications, Inc.		12,666	470,289
				1,925,091

	Utilities - 1.9%
	AES Corp. (The)	(a)	6,316	128,783
	Allegheny Energy, Inc.	(a)	377	15,144

Alliant Energy Corp.		967	34,551
Constellation Energy Group, Inc.		455	26,936
Duke Energy Corp.		3,628	109,566
Dynegy, Inc. Class A	(a)	184	1,019
Edison International		1,032	42,972
Entergy Corp.		1,631	127,593
Equitable Resources, Inc.		494	17,280
FPL Group, Inc.	(b)	1,352	60,840
Great Plains Energy, Inc.		645	20,008
IDACORP, Inc.		199	7,524
KeySpan Corp.		548	22,545
National Fuel Gas Co.		440	15,994
Nicor, Inc.		341	14,581
OGE Energy Corp.		712	25,710
Peoples Energy Corp.		204	8,293
Pepco Holdings, Inc.		1,837	44,400
Pinnacle West Capital Corp.		173	7,794
Puget Energy, Inc.		201	4,569
SCANA Corp.		207	8,336
Southern Co. (The)		1,290	44,453
TXU Corp.		4,433	277,151
Xcel Energy, Inc.		703	14,517
			1,080,559

Total Common Stocks
(Cost $34,166,868)			37,406,819

		Principal
		Amount	Value

Fixed Income Securities 33.4%
Coporate Bonds 13.2%
Consumer Discretionary - 1.7%
AT&T Broadband Corp.
9.455%, due 11/15/22		$45,000	58,228
Cox Communications, Inc.
7.125%, due 10/1/12		210,000	223,802
DaimlerChrysler North American Holdings Corp.
7.30%, due 1/15/12		115,000	122,231
Johnson Controls, Inc.
5.25%, due 1/15/11		115,000	113,863
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, due 5/1/12		195,000	204,750
Target Corp.
5.875%, due 3/1/12		60,000	61,856
Tele-Communications, Inc.
9.80%, due 2/1/12		90,000	106,306
Time Warner, Inc.
7.625%, due 4/15/31		75,000	82,850
			973,886

Consumer Staples - 0.6%
Diageo Finance B.V.
5.30%, due 10/28/15		90,000	88,265
Kraft Foods, Inc.
4.00%, due 10/1/08		195,000	190,377
Safeway, Inc.
6.50%, due 3/1/11		80,000	82,576
			361,218

Energy - 1.4%
Anadarko Finance Corp.
6.75%, due 5/1/11		90,000	94,565
Anadarko Petroleum Corp.
5.95%, due 9/15/16		45,000	45,538
ConocoPhillips Co.
8.75%, due 5/25/10		100,000	111,675

Devon Financing Corp. ULC
6.875%, due 9/30/11	95,000	101,099
Dominion Resources, Inc.
5.15%, due 7/15/15	95,000	91,275
Pacific Gas & Electric Co.
4.20%, due 3/1/11	130,000	124,690
Progress Energy, Inc.
7.10%, due 3/1/11	115,000	123,273
Valero Energy Corp.
6.875%, due 4/15/12	100,000	106,461
		798,576

Financials - 6.8%
Archstone-Smith Trust
5.75%, due 3/15/16	55,000	55,426
Assurant, Inc.
5.625%, due 2/15/14	75,000	74,685
Bank of America Corp.
4.875%, due 9/15/12	55,000	54,076
7.40%, due 1/15/11	55,000	59,525
Capital One Financial Corp.
6.15%, due 9/1/16	150,000	151,779
CIT Group Funding Co. of Canada
4.65%, due 7/1/10	70,000	68,488
CIT Group, Inc.
5.60%, due 4/27/11	90,000	90,843
6.875%, due 11/1/09	60,000	62,527
Citigroup, Inc.
5.625%, due 8/27/12	265,000	269,822
EOP Operating L.P.
7.00%, due 7/15/11	110,000	116,441
ERP Operating L.P.
6.625%, due 3/15/12	50,000	52,915
Ford Motor Credit Co.
7.25%, due 10/25/11	90,000	84,877
7.375%, due 10/28/09	30,000	29,154
Goldman Sachs Group, Inc. (The)
4.50%, due 6/15/10	55,000	53,742
5.25%, due 4/1/13	125,000	123,646
HSBC Finance Corp.
6.75%, due 5/15/11	305,000	323,239
International Lease Finance Corp.
5.625%, due 9/20/13	60,000	60,380
Jefferies Group, Inc.
7.75%, due 3/15/12	65,000	71,292
John Deere Capital Corp.
5.65%, due 7/25/11	135,000	137,147
JPMorgan Chase & Co.
5.125%, due 9/15/14	150,000	147,088
7.125%, due 6/15/09	100,000	105,014
MBNA America Bank N.A.
7.125%, due 11/15/12	130,000	142,144
MetLife, Inc.
5.50%, due 6/15/14	105,000	105,634
Morgan Stanley
6.75%, due 4/15/11	115,000	121,582
National Rural Utilities Cooperative Finance Corp.
7.25%, due 3/1/12	70,000	76,517
Prudential Financial, Inc.
4.50%, due 7/15/13	120,000	113,767
Residential Capital Corp.
6.00%, due 2/22/11	200,000	199,756
6.375%, due 6/30/10	170,000	172,002
Simon Property Group, L.P.
4.60%, due 6/15/10	50,000	48,792
6.35%, due 8/28/12	65,000	67,939

SLM Corp.
5.45%, due 4/25/11		60,000	60,368
St. Paul Travelers Cos., Inc. (The)
6.25%, due 6/20/16		85,000	88,629
US Bank N.A.
6.375%, due 8/1/11		45,000	47,229
Wachovia Bank N.A.
4.80%, due 11/1/14		150,000	143,882
Wells Fargo & Co.
4.75%, due 2/9/15		155,000	148,510
Western Union Co. (The)
5.93%, due 10/1/16	(d)	145,000	146,193
			3,875,050

Health Care - 0.3%
Bristol-Myers Squibb Co.
5.75%, due 10/1/11		75,000	76,398
Wyeth
6.95%, due 3/15/11		75,000	79,752
			156,150

Industrials - 0.4%
International Lease Finance Corp.
5.75%, due 6/15/11		110,000	112,034
5.875%, due 5/1/13		30,000	30,791
Northrop Grumman Corp.
7.125%, due 2/15/11		50,000	53,538
			196,363

Information Technology - 0.1%
Cisco Systems, Inc.
5.25%, due 2/22/11		75,000	75,316

Materials - 0.3%
BHP Billiton Finance USA, Ltd.
5.25%, due 12/15/15		60,000	59,219
Weyerhaeuser Co.
6.75%, due 3/15/12		115,000	120,190
			179,409

Telecommunication Services - 1.1%
Deutsche Telekom International Finance B.V.
5.75%, due 3/23/16		115,000	112,513
Embarq Corp.
7.082%, due 6/1/16		155,000	158,115
Sprint Capital Corp.
8.375%, due 3/15/12		15,000	16,812
8.75%, due 3/15/32		90,000	109,755
Telefonica Europe B.V.
7.75%, due 9/15/10		55,000	59,377
Vodafone Group PLC
5.50%, due 6/15/11		170,000	170,410
			626,982

Utilities - 0.5%
Duke Energy Corp.
6.25%, due 1/15/12		130,000	135,314
FirstEnergy Corp.
Series B
6.45%, due 11/15/11		125,000	130,397
			265,711

Total Corporate Bonds
(Cost $7,513,836)			7,508,661

				Principal
				Amount	Value

	U.S. Government Securities 15.5%
	U.S. Government Agency Obligations - 9.2%
	Federal National Mortgage Association - 1.5%
	4.25%, due 9/15/07			660,000	654,506
	4.375%, due 3/15/13			205,000	198,501
					853,007

	Federal National Mortgage Association (Mortgage Pass-Through Securities) - 7.7%
	6.125%, due 10/1/36		(e)	450,000	457,195
	6.216%, due 9/1/36		(e)	375,000	380,259
	6.50%, due 9/1/33			507,406	518,800
&	6.50%, due 10/1/36	TBA	(f)	3,000,000	3,054,375
					4,410,629

	Total U.S. Government Agency
	(Cost $5,236,607)				5,263,636

	U.S. Treasury Obligations - 6.3%
	United States Treasury Bonds - 2.6%
	4.50%, due 2/15/36		(b)	520,000	498,266
	5.25%, due 2/15/29			265,000	280,217
	8.125%, due 8/15/19			515,000	679,156
					1,457,639

	United States Treasury Notes - 2.0%
&	4.25%, due 8/15/13			855,000	836,965
	4.375%, due 1/31/08			330,000	328,040
					1,165,005

&	United States Treasury Strip - 1.7%
	(zero coupon), due 8/15/19			1,785,000	964,596

	Total U.S. Treasury Obligations
	(Cost $3,540,736)				3,587,240

	Total U.S. Government Securities
	(Cost $8,777,343)				8,850,876

				Principal
				Amount	Value

	Collateralized Mortgage Obligations 4.7%
	Federal Home Loan Mortgage Corporation - 0.0%		^
	Series 2113 Class QE
	6.00%, due 11/15/27			29,124	29,193

	Financials - 4.7%
	Bear Stearns Commercial Mortgage Securities
	Series 2006-T22 Class A4
	5.467%, due 4/12/38		(e)	175,000	178,036
	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG5 Class A5
	5.224%, due 4/10/37		(e)	420,000	416,249
	Series 2004-GG1 Class A7
	5.317%, due 6/10/36		(e)	350,000	350,200
	GS Mortgage Securities Corp.
	Series 2005-GG4 Class A4
	4.761%, due 7/10/39			650,000	625,107
	Series 2004-GG2 Class A6
	5.396%, due 8/10/38		(e)	250,000	250,742
	Merrill Lynch Mortgage Investors, Inc.
	Series 2006-A3 Class 3A1
	5.848%, due 5/25/36		(e)	453,649	457,074
	Residential Accredit Loans, Inc.
	Series 2006-QA1 Class A21
	6.001%, due 1/25/36		(e)	384,742	388,943
					2,666,351

Total Collateralized Mortgage Obligations
(Cost $2,716,780)			2,695,544

Total Fixed Income Securities
(Cost $19,007,959)			19,055,081

		Shares	Value

Investment Company 0.0%	‡
Capital Markets - 0.0%	‡
S&P 500 Index-SPDR Trust, Series 1	(b)(g)	125	16,691

Total Investment Company
(Cost $15,550)			16,691

		Shares	Value

Short-Term Investments 8.3%
Investment Company 0.7%
BGI Institutional Money Market Fund	(h)	376,798	376,798

Total Investment Company
(Cost $376,798)			376,798

		Principal
		Amount	Value

Repurchase Agreement 1.3%
Morgan Stanley & Co. 5.48%, dated 9/29/06 due 10/2/06 Proceeds at Maturity $770,666 (Collateralized by various bonds with a Principal Amount of $754,639 and a Market Value of $786,023)	(h)	$770,315	770,315

Total Repurchase Agreement
(Cost $770,315)			770,315

Time Deposits 1.0%
HBOS Halifax Bank of Scotland
5.27%, due 10/11/06	(h)	213,976	213,976
Lloyds TSB Bank
5.30%, due 12/21/06	(h)	128,386	128,386
Toronto Dominion Bank
5.265%, due 10/6/06	(h)	213,976	213,976

Total Time Deposits
(Cost $556,338)			556,338

U.S. Government Agencies 5.3%
Federal Home Loan Mortgage Corporation (Discount Note)
5.12%, due 1/11/07		885,000	872,036
Federal National Mortgage Association (Discount Notes)
5.12%, due 10/6/06		50,000	49,957
5.13%, due 2/8/07		380,000	372,907
5.21%, due 10/6/06		1,740,000	1,738,489

Total U.S. Government Agencies
(Cost $3,033,389)			3,033,389

Total Short-Term Investments
(Cost $4,736,840)			4,736,840

Total Investments
(Cost $57,927,217)	(i)	107.3%	61,215,431

Liabilities in Excess of
Cash and Other Assets	(7.3)	(4,189,698)

Net Assets	100.0%	$57,025,733

‡	Less than one tenth of a percent.
&	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
Fifty percent of the Fund’s liquid assets are maintained to cover “senior securities transactions” which may include, but are not limited to, forwards, TBA’s, options and futures. This percentage is marked-to-market daily against the value of the Fund’s “senior securities” holdings to ensure proper coverage for these transactions.

(a)	Non-income producing security.
(b)	Represents security, or a portion thereof, which is out on loan.

(c)	REIT - Real Estate Investment Trust.
(d)	May be sold to institutional investors only. The total market value of these securities at September 30, 2006 is $146,193 which represents 0.3% of the Fund's net assets.

(e)	Floating/variable rate. Rate shown is the rate in effect at September 30, 2006.
(f)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at September 30, 2006 is $3,054,375.

(g)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange

(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(i)	Aggregate cost for federal income tax purposes is $58,112,562 and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$4,014,627
	Gross unrealized depreciation	(911,758)

	Net unrealized appreciation	$3,102,869

EQUITY INVESTMENT FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (Unaudited)

Common Stocks 99.8%

		Shares	Value

Consumer Discretionary - 10.6%
Aeropostale, Inc.	(a)	897	$26,219
American Eagle Outfitters, Inc.	(b)	6,188	271,220
American Greetings Corp. Class A		2,774	64,135
AnnTaylor Stores Corp.	(a)	3,430	143,580
Apollo Group, Inc. Class A	(a)	6,573	323,655
ArvinMeritor, Inc.		2,705	38,519
AutoNation, Inc.	(a)	5,893	123,164
AutoZone, Inc.	(a)	469	48,448
Barnes & Noble, Inc.		2,454	93,105
Belo Corp. Class A		1,063	16,806
Best Buy Co., Inc.	(b)	3,326	178,141
Big Lots, Inc.	(a)(b)	5,316	105,310
Black & Decker Corp. (The)		1,624	128,864
Blyth, Inc.		1,228	29,877
Bob Evans Farms, Inc.		1,037	31,400
BorgWarner, Inc.		1,247	71,291
Brinker International, Inc.		3,950	158,355
Brunswick Corp.		2,868	89,453
Career Education Corp.	(a)	4,538	102,105
CBRL Group, Inc.		244	9,865
CBS Corp. Class B		36,296	1,022,458
Charming Shoppes, Inc.	(a)	1,496	21,363
Circuit City Stores, Inc.		3,825	96,046
Claire's Stores, Inc.		4,538	132,328
Clear Channel Communications, Inc.		4,383	126,450
Comcast Corp. Class A	(a)	13,153	484,688
Corinthian Colleges, Inc.	(a)	4,023	43,489
Darden Restaurants, Inc.		6,237	264,885
DeVry, Inc.	(a)	501	10,656
Dillards, Inc. Class A	(b)	2,885	94,426
Dollar Tree Stores, Inc.	(a)	4,876	150,961
Eastman Kodak Co.	(b)	11,015	246,736
Entercom Communications Corp.		340	8,568
Federated Department Stores, Inc.		16,766	724,459
Ford Motor Co.	(b)	72,062	582,982
Furniture Brands International, Inc.	(b)	2,318	44,135
Gap, Inc. (The)		25,836	489,592
General Motors Corp.	(b)	17,273	574,500
Goodyear Tire & Rubber Co. (The)	(a)(b)	3,488	50,576
Hanesbrands, Inc.	(a)	1,156	26,022
Harley-Davidson, Inc.	(b)	12,371	776,280
Harte-Hanks, Inc.		613	16,153
Hasbro, Inc.		6,527	148,489
Home Depot, Inc. (The)		592	21,472
International Game Technology		5,861	243,231
ITT Educational Services, Inc.	(a)	1,344	89,107
J.C. Penney Co., Inc.		10,852	742,168
Jones Apparel Group, Inc.		5,292	171,672

Kohl's Corp.	(a)	15,830	1,027,684
Lear Corp.	(b)	1,118	23,143
Leggett & Platt, Inc.		2,980	74,589
Limited Brands, Inc.		8,669	229,642
Liz Claiborne, Inc.		3,003	118,649
Mattel, Inc.		15,053	296,544
McDonald's Corp.		9,494	371,405
McGraw-Hill Cos., Inc. (The)		16,775	973,453
Michaels Stores, Inc.		1,041	45,325
Modine Manufacturing Co.		720	17,518
Newell Rubbermaid, Inc.		10,417	295,009
News Corp. Class A		33,869	665,526
Nike, Inc. Class B		1,792	157,015
Nordstrom, Inc.		4,837	204,605
Office Depot, Inc.	(a)	13,494	535,712
OfficeMax, Inc.		3,360	136,886
Omnicom Group, Inc.		8,078	756,101
Payless ShoeSource, Inc.	(a)	3,135	78,061
RadioShack Corp.		3,921	75,675
Regis Corp.		913	32,731
Rent-A-Center, Inc.	(a)	3,229	94,577
Ross Stores, Inc.		1,218	30,949
Saks, Inc.		2,287	39,519
Scholastic Corp.	(a)	1,247	38,844
Sears Holdings Corp.	(a)	4,400	695,596
Sherwin-Williams Co. (The)		5,216	290,948
Snap-On, Inc.		2,722	121,265
Sotheby's Holdings, Inc. Class A	(b)	793	25,566
Starbucks Corp.	(a)	6,488	220,916
Starwood Hotels & Resorts Worldwide, Inc.		1,707	97,623
Thor Industries, Inc.		973	40,058
Timberland Co. Class A	(a)	1,529	43,989
Time Warner, Inc.		647	11,795
TJX Cos., Inc. (The)		9,823	275,339
Tupperware Corp.		2,134	41,528
Univision Communications, Inc. Class A	(a)(b)	4,201	144,262
Valassis Communications, Inc.	(a)	574	10,131
VF Corp.		2,689	196,163
Walt Disney Co. (The)		43,367	1,340,474
Yum! Brands, Inc.		2,342	121,901

			19,454,120

Consumer Staples - 7.1%
Altria Group, Inc.		17,022	1,303,034
Anheuser-Busch Cos., Inc.		7,111	337,844
Archer-Daniels-Midland Co.		30,682	1,162,234
Avon Products, Inc.		21,044	645,209
Campbell Soup Co.		7,665	279,772
Church & Dwight Co., Inc.		560	21,902
Coca-Cola Co. (The)		5,042	225,277
Coca-Cola Enterprises, Inc.		7,945	165,494
ConAgra Foods, Inc.		15,251	373,344
Energizer Holdings, Inc.	(a)	1,775	127,782
Estee Lauder Cos., Inc. (The) Class A	(b)	3,638	146,721
General Mills, Inc.		16,647	942,220
H.J. Heinz Co.		13,022	546,012
Hormel Foods Corp.		1,335	48,033
J.M. Smucker Co. (The)		697	33,421
Kimberly-Clark Corp.		15,866	1,037,002
Kroger Co. (The)		6,882	159,249

	McCormick & Co., Inc.		2,876	109,230
	Molson Coors Brewing Co. Class B		1,105	76,134
	Pepsi Bottling Group, Inc. (The)		6,301	223,685
	PepsiAmericas, Inc.		1,764	37,644
	PepsiCo, Inc.		7,402	483,055
	Procter & Gamble Co. (The)		38,527	2,387,903
	Reynolds American, Inc.	(b)	8,034	497,867
	Safeway, Inc.		4,273	129,686
	Sara Lee Corp.		13,743	220,850
	Smithfield Foods, Inc.	(a)	879	23,751
	SUPERVALU, Inc.		8,898	263,826
	Universal Corp.		562	20,530
	UST, Inc.		6,193	339,562
	Wal-Mart Stores, Inc.		13,125	647,325

				13,015,598

	Energy - 10.2%
	Anadarko Petroleum Corp.		14,008	613,971
&	Chevron Corp.		51,696	3,353,003
	ConocoPhillips		6,072	361,466
	Devon Energy Corp.		7,333	463,079
&	ExxonMobil Corp.		108,978	7,312,424
	Halliburton Co.		22,383	636,796
	Kinder Morgan, Inc.		423	44,352
	Marathon Oil Corp.		13,851	1,065,142
	Noble Energy, Inc.		8,390	382,500
	Occidental Petroleum Corp.		23,545	1,132,750
	Overseas Shipholding Group, Inc.		1,387	85,675
	Peabody Energy Corp.		71	2,611
	Pioneer Natural Resources Co.		2,665	104,255
	Plains Exploration & Production Co.	(a)(b)	1,683	72,218
	Pogo Producing Co.		1,964	80,426
	Schlumberger, Ltd.		18,033	1,118,587
	Sunoco, Inc.		4,012	249,506
	Tidewater, Inc.		1,283	56,696
	Transocean, Inc.	(a)	5,316	389,291
	Valero Energy Corp.		22,714	1,169,090

				18,693,838

	Financials - 23.4%
	A.G. Edwards, Inc.		1,648	87,805
	ACE, Ltd.		15,218	832,881
	AFLAC, Inc.		23,321	1,067,169
	Allstate Corp. (The)		29,399	1,844,199
	Ambac Financial Group, Inc.		3,016	249,574
	American Express Co.		28,527	1,599,794
	American Financial Group, Inc.		2,154	101,087
	American International Group, Inc.		20,924	1,386,424
	AmeriCredit Corp.	(a)(b)	6,073	151,764
	Ameriprise Financial, Inc.		11,495	539,115
	AmSouth Bancorporation		25,707	746,531
	AON Corp.		14,900	504,663
	Apartment Investment & Management Co. Class A (REIT)	(c)	2,966	161,380
	Associated Banc-Corp.		1,616	52,520
	Bank of America Corp.		46,552	2,493,791
	Bank of Hawaii Corp.		1,099	52,928
	Bank of New York Co., Inc. (The)		23,190	817,679
	BB&T Corp.		6,558	287,109
	Boston Properties, Inc. (REIT)	(c)	868	89,699

	Capital One Financial Corp.		13,699	1,077,563
	Charles Schwab Corp. (The)		48,383	866,056
	Chubb Corp. (The)		18,552	963,962
&	Citigroup, Inc.		98,536	4,894,283
	City National Corp.		415	27,830
	Comerica, Inc.		7,588	431,909
	Compass Bancshares, Inc.		1,225	69,800
	Equity Office Properties Trust (REIT)	(b)(c)	17,005	676,119
	Everest Re Group, Ltd.		1,123	109,526
	Fannie Mae		28,813	1,610,935
	Fidelity National Financial, Inc.		3,014	125,533
	Fifth Third Bancorp	(b)	21,378	814,074
	First American Corp.		3,696	156,489
	First Horizon National Corp.		4,493	170,779
	FirstMerit Corp.		3,063	70,970
	Franklin Resources, Inc.		7,344	776,628
	Genworth Financial, Inc. Class A		15,098	528,581
	Goldman Sachs Group, Inc. (The)		2,606	440,857
	Hartford Financial Services Group, Inc. (The)		8,450	733,038
	HCC Insurance Holdings, Inc.		5,215	171,469
	Highwood Properties, Inc. (REIT)	(c)	514	19,126
	Horace Mann Educators Corp.		1,647	31,672
	Huntington Bancshares, Inc.		2,892	69,206
	Janus Capital Group, Inc.		9,829	193,828
	Jefferies Group, Inc.		3,717	105,935
	JPMorgan Chase & Co.		36,477	1,712,960
	KeyCorp		6,738	252,271
	Leucadia National Corp.		2,678	70,083
	Loews Corp.		19,661	745,152
	Longview Fibre Co. (REIT)	(c)	2,011	40,864
	Mercury General Corp.		1,024	50,801
	MetLife, Inc.	(b)	32,859	1,862,448
	MGIC Investment Corp.		1,440	86,357
	National City Corp.		21,566	789,316
	New Plan Excel Realty Trust (REIT)	(b)(c)	1,623	43,902
	North Fork Bancorporation, Inc.		21,902	627,273
	Northern Trust Corp.		8,705	508,633
	Old Republic International Corp.		10,713	237,293
	PMI Group, Inc. (The)		1,618	70,885
	Potlatch Corp. (REIT)	(c)	366	13,579
	Principal Financial Group, Inc.		12,891	699,723
	Protective Life Corp.		3,268	149,511
	Prudential Financial, Inc.	(b)	11,249	857,736
	Public Storage, Inc. (REIT)	(c)	2,154	185,222
	Radian Group, Inc.		3,854	231,240
	Raymond James Financial, Inc.		4,207	123,013
	Rayonier, Inc. (REIT)	(c)	929	35,116
	Regions Financial Corp.	(b)	7,549	277,728
	SAFECO Corp.		5,579	328,770
	SEI Investments Co.		2,960	166,322
	StanCorp Financial Group, Inc.		2,076	92,652
	State Street Corp.		5,543	345,883
	SVB Financial Group	(a)	419	18,704
	T. Rowe Price Group, Inc.		12,389	592,814
	Torchmark Corp.		2,015	127,167
	UnumProvident Corp.		14,970	290,268
	W.R. Berkley Corp.	(b)	7,933	280,749
	Wachovia Corp.		3,355	187,209
	Waddell & Reed Financial, Inc. Class A		3,963	98,084
	Washington Mutual, Inc.	(b)	33,073	1,437,683

	Wells Fargo & Co.		18,063	653,519
	Westamerica Bancorp.		679	34,296
	XL Capital, Ltd. Class A		6,695	459,947

				42,987,453

	Health Care - 11.2%
	Abbott Laboratories		31,307	1,520,268
	Aetna, Inc.		26,966	1,066,505
	AmerisourceBergen Corp.		9,728	439,706
	Amgen, Inc.	(a)	6,558	469,094
	Applera Corp.- Applied Biosystems Group		6,828	226,075
	Apria Healthcare Group, Inc.	(a)	919	18,141
	Becton, Dickinson & Co.		6,225	439,921
	Cardinal Health, Inc.		15,976	1,050,262
	Coventry Health Care, Inc.	(a)	7,491	385,936
	DENTSPLY International, Inc.		1,154	34,747
	Fisher Scientific International, Inc.	(a)	2,140	167,434
	Forest Laboratories, Inc.	(a)	9,737	492,790
	HCA, Inc.		2,911	145,230
	Humana, Inc.	(a)	7,706	509,290
	Johnson & Johnson		26,527	1,722,663
	King Pharmaceuticals, Inc.	(a)	11,378	193,767
	Laboratory Corp. of America Holdings	(a)	5,849	383,519
	Lincare Holdings, Inc.	(a)	1,726	59,789
	Manor Care, Inc.		3,588	187,581
	McKesson Corp.		14,207	748,993
	Medicis Pharmaceutical Corp. Class A		464	15,010
	Merck & Co., Inc.		62,629	2,624,155
	Mylan Laboratories, Inc.	(b)	10,037	202,045
&	Pfizer, Inc.		155,239	4,402,578
	Quest Diagnostics, Inc.		4,945	302,436
	STERIS Corp.		1,671	40,204
	UnitedHealth Group, Inc.		28,993	1,426,456
	Universal Health Services, Inc. Class B		955	57,233
	Varian, Inc.	(a)	372	17,064
	Waters Corp.	(a)	3,143	142,315
	Watson Pharmaceuticals, Inc.	(a)	4,714	123,365
	Wellpoint, Inc.	(a)	11,093	854,716

				20,469,288

	Industrials - 9.8%
	AGCO Corp.	(a)	4,243	107,560
	American Standard Cos., Inc.		1,389	58,296
	Boeing Co. (The)		26,297	2,073,518
	Brink's Co. (The)		411	21,808
	Burlington Northern Santa Fe Corp.		6,025	442,476
	C.H. Robinson Worldwide, Inc.		2,968	132,313
	Carlisle Cos., Inc.		541	45,498
	Caterpillar, Inc.		9,495	624,771
	Cooper Industries, Ltd. Class A		2,999	255,575
	Corporate Executive Board Co.		649	58,352
	Crane Co.		1,288	53,838
	CSX Corp.		13,051	428,464
	Cummins, Inc.	(b)	2,303	274,587
	Danaher Corp.		2,015	138,370
	Deere & Co.	(b)	2,012	168,827
	Deluxe Corp.		1,114	19,049
	Dun & Bradstreet Corp.	(a)	1,393	104,461
	Eaton Corp.		3,155	217,222
	Equifax, Inc.		2,103	77,201

	Expeditors International of Washington, Inc.		5,379	239,796
	Flowserve Corp.	(a)	934	47,251
	General Dynamics Corp.		3,911	280,301
&	General Electric Co.		123,269	4,351,396
	Graco, Inc.		1,141	44,567
	Granite Construction, Inc.	(b)	1,557	83,066
	Illinois Tool Works, Inc.		7,070	317,443
	Jacobs Engineering Group, Inc.	(a)	234	17,487
	Joy Global, Inc.		2,788	104,857
	Korn/Ferry International	(a)	1,633	34,195
	Lincoln Electric Holdings, Inc.		333	18,132
	Lockheed Martin Corp.		16,644	1,432,383
	Manpower, Inc.		2,214	135,652
	Masco Corp.		18,787	515,140
	MSC Industrial Direct Co. Class A		461	18,781
	Nordson Corp.		964	38,425
	Norfolk Southern Corp.		3,503	154,307
	Northrop Grumman Corp.		5,730	390,041
	Oshkosh Truck Corp.		2,221	112,094
	Paccar Inc.		2,377	135,537
	Parker Hannifin Corp.		3,547	275,708
	Quanta Services, Inc.	(a)	2,451	41,324
	Raytheon Co.		20,935	1,005,089
	Robert Half International, Inc.		1,396	47,422
	Ryder System, Inc.		1,019	52,662
	Southwest Airlines Co.		34,093	567,989
	Swift Transportation Co., Inc.	(a)	1,409	33,421
	Teleflex, Inc.		1,847	102,767
	Thomas & Betts Corp.	(a)	1,986	94,752
	Tyco International, Ltd.		19,112	534,945
	Union Pacific Corp.		2,249	197,912
	United Parcel Service, Inc. Class B		2,678	192,655
	United Rentals, Inc.	(a)	1,706	39,665
	United Technologies Corp.		6,030	382,001
	Waste Management, Inc.		17,399	638,195
	YRC Worldwide, Inc.	(a)	549	20,335

				17,999,879

	Information Technology - 17.2%
	Acxiom Corp.		2,829	69,763
	Advanced Micro Devices, Inc.	(a)	4,277	106,283
	Altera Corp.	(a)	16,853	309,758
	Analog Devices, Inc.		6,296	185,039
	Applied Materials, Inc.	(b)	16,927	300,116
	Atmel Corp.	(a)	20,094	121,368
	Automatic Data Processing, Inc.		17,341	820,923
	Avaya, Inc.	(a)	15,423	176,439
	BISYS Group, Inc.	(a)	1,466	15,921
	BMC Software, Inc.	(a)	9,859	268,362
	CA, Inc.		16,479	390,388
	Cadence Design Systems, Inc.	(a)	53	899
	Ceridian Corp.	(a)	3,589	80,250
	Ciena Corp.	(a)	1,410	38,423
&	Cisco Systems, Inc.	(a)	147,943	3,402,689
	Citrix Systems, Inc.	(a)	2,924	105,878
	Computer Sciences Corp.	(a)	8,590	421,941
	Compuware Corp.	(a)	17,484	136,200
	Convergys Corp.	(a)	4,128	85,243
	Cree, Inc.	(a)(b)	734	14,761
	CSG Systems International, Inc.	(a)	2,255	59,600

	Dell, Inc.	(a)	85,844	1,960,677
	Dycom Industries, Inc.	(a)	828	17,802
	Electronic Data Systems Corp.		19,887	487,629
	Fair Isaac Corp.	(b)	3,003	109,820
	First Data Corp.		16,422	689,724
	Freescale Semiconductor, Inc. Class B	(a)	14,113	536,435
	Google, Inc. Class A	(a)	217	87,212
&	Hewlett-Packard Co.		76,099	2,792,072
	Imation Corp.		550	22,083
	Intel Corp.		68,276	1,404,437
&	International Business Machines Corp. (IBM)		37,771	3,094,956
	Intersil Corp. Class A		1,211	29,730
	Intuit, Inc.	(a)	16,101	516,681
	Jack Henry & Associates, Inc.		802	17,460
	Lam Research Corp.	(a)	3,514	159,290
	Lexmark International, Inc.	(a)(b)	4,897	282,361
	LSI Logic Corp.	(a)(b)	6,980	57,376
	McAfee, Inc.	(a)	7,535	184,306
	McData Corp. Class A	(a)	3,432	17,263
	Mentor Graphics Corp.	(a)	1,464	20,613
	Micrel, Inc.	(a)	498	4,776
	Micron Technology, Inc.	(a)	33,620	584,988
&	Microsoft Corp.		178,808	4,886,823
	Molex, Inc.		1,209	47,115
	MoneyGram International, Inc.		2,559	74,365
	Motorola, Inc.		83,694	2,092,350
	MPS Group, Inc.	(a)	2,568	38,802
	National Semiconductor Corp.		15,292	359,821
	NCR Corp.	(a)	4,584	180,976
	Novellus Systems, Inc.	(a)	4,867	134,621
	NVIDIA Corp.	(a)	2,902	85,870
	Oracle Corp.	(a)	53,954	957,144
	Palm, Inc.	(a)	2,380	34,653
	Plexus Corp.	(a)	2,101	40,339
	Polycom, Inc.	(a)	4,083	100,156
	QLogic Corp.	(a)	2,925	55,283
	QUALCOMM, Inc.		59	2,145
	Reynolds & Reynolds Co. (The) Class A		404	15,962
	Sabre Holdings Corp. Class A		2,873	67,199
	Solectron Corp.	(a)	14,758	48,111
	Sybase, Inc.	(a)	3,251	78,804
	Symantec Corp.	(a)	39,166	833,452
	Symbol Technologies, Inc.		985	14,637
	Tech Data Corp.	(a)	2,623	95,818
	Tektronix, Inc.		691	19,991
	Tellabs, Inc.	(a)	7,348	80,534
	Teradyne, Inc.	(a)	2,404	31,637
	Texas Instruments, Inc.		18,130	602,823
	Transaction Systems Architects, Inc. Class A	(a)	937	32,158
	Unisys Corp.	(a)	5,602	31,707
	UTStarcom, Inc.	(a)(b)	4,073	36,128
	VeriSign, Inc.	(a)	11,517	232,643
	Western Digital Corp.	(a)	1,014	18,353
	Xilinx, Inc.		2,579	56,609

				31,574,964

	Materials - 2.4%
	Airgas, Inc.		574	20,762
	Albemarle Corp.		1,823	99,044
	Commercial Metals Co.		1,997	40,599

	Cytec Industries, Inc.		656	36,467
	Eastman Chemical Co.		2,364	127,703
	Freeport-McMoran Copper & Gold, Inc. Class B		8,883	473,109
	Hercules, Inc.	(a)	5,299	83,565
	Louisiana-Pacific Corp.		4,894	91,860
	Lyondell Chemical Co.		9,648	244,770
	Martin Marietta Materials, Inc.		935	79,120
	Newmont Mining Corp.		3,791	162,065
	Nucor Corp.		14,554	720,277
	Olin Corp.		1,811	27,817
	Pactiv Corp.	(a)	6,558	186,378
	Phelps Dodge Corp.		9,817	831,500
	PPG Industries, Inc.		5,052	338,888
	Reliance Steel & Aluminum Co.		496	15,941
	Rohm & Haas Co.		2,362	111,841
	Sensient Technologies Corp.		2,158	42,232
	Steel Dynamics, Inc.		2,046	103,221
	Temple-Inland, Inc.		944	37,854
	United States Steel Corp.		5,692	328,315
	Valspar Corp. (The)		1,666	44,316
	Vulcan Materials Co.		851	66,591
	Worthington Industries		2,215	37,788

				4,352,023

	Telecommunication Services - 5.1%
&	BellSouth Corp.		131,458	5,619,830
	CenturyTel, Inc.		5,428	215,329
	Checkfree Corp.	(a)	865	35,742
	Cincinnati Bell, Inc.	(a)	5,369	25,879
	Citizens Communications Co.		15,209	213,534
	Embarq Corp.		5,721	276,725
	Qwest Communications International, Inc.	(a)	73,553	641,382
	Sprint Nextel Corp.		4,412	75,666
	Verizon Communications, Inc.		61,724	2,291,812

				9,395,899

	Utilities - 2.8%
	AES Corp. (The)	(a)	30,890	629,847
	Allegheny Energy, Inc.	(a)	1,557	62,545
	Alliant Energy Corp.		4,589	163,965
	Constellation Energy Group, Inc.		2,229	131,957
	Duke Energy Corp.		14,096	425,699
	Dynegy, Inc. Class A	(a)	1,263	6,997
	Edison International		5,282	219,942
	Entergy Corp.		7,978	624,119
	Equitable Resources, Inc.		2,448	85,631
	FPL Group, Inc.	(b)	6,954	312,930
	Great Plains Energy, Inc.	(b)	3,091	95,883
	IDACORP, Inc.		938	35,466
	KeySpan Corp.		2,643	108,733
	National Fuel Gas Co.		2,127	77,316
	Nicor, Inc.		1,679	71,794
	OGE Energy Corp.		3,490	126,024
	Peoples Energy Corp.		1,071	43,536
	Pepco Holdings, Inc.		8,876	214,533
	Pinnacle West Capital Corp.		842	37,932
	Puget Energy, Inc.		976	22,184
	SCANA Corp.		973	39,183
	Southern Co. (The)		6,291	216,788
	TXU Corp.		21,672	1,354,933
	Xcel Energy, Inc.		3,426	70,747

				5,178,684

	Total Common Stocks
	(Cost $167,782,501)			183,121,746

		Shares	Value

Investment Company 0.0%	‡
Capital Markets - 0.0%	‡
S&P 500 Index-SPDR Trust, Series 1	(b)(d)	894	119,376

Total Investment Company
(Cost $115,651)			119,376

		Shares	Value

Short-Term Investments 5.8%

Investment Company - 1.3%
BGI Institutional Money Market Fund	(e)	2,347,169	2,347,169

Total Investment Company
(Cost $2,347,169)			2,347,169

		Principal
Repurchase Agreement 2.6%		Amount	Value

Morgan Stanley & Co. 5.48%, dated 9/29/06 due 10/2/06 Proceeds at Maturity $4,800,668 (Collateralized by various bonds with a Principal Amount of $4,700,829 and a Market Value of $4,896,328)	(e)	$4,798,477	4,798,477

Total Repurchase Agreement
(Cost $4,798,477)			4,798,477

Time Deposits 1.9%
HBOS Halifax Bank of Scotland
5.27%, due 10/11/06	(e)	1,332,910	1,332,910
Lloyds TSB Bank
5.30%, due 12/21/06	(e)	799,746	799,746
Toronto Dominion Bank
5.265%, due 10/6/06	(e)	1,332,910	1,332,910

Total Time Deposits
(Cost $3,465,566)			3,465,566

Total Short-Term Investments
(Cost $10,611,212)			10,611,212

Total Investments
(Cost $178,509,364)	(f)	105.6%	193,852,334

Liabilities in Excess of
Cash and Other Assets		(5.6)	(10,345,474)

Net Assets		100.0%	$183,506,860

‡	Less than one tenth of a percent.
&	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)	Represents security, or a portion thereof, which is out on loan.
(c)	REIT - Real Estate Investment Trust.
(d)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Aggregate cost for federal income tax purposes is $179,935,723 and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$18,511,322
	Gross unrealized depreciation	(4,594,711)

	Net unrealized appreciation	$13,916,611

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	McMorgan Funds /s/ Mark R. Taylor

Mark R. Taylor President and Principal Executive Officer

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Taylor

Mark R. Taylor President and Principal Executive Officer

Date: November 29, 2006

By:	/s/ Arphiela Arizmendi

Arphiela Arizmendi Treasurer and Principal Financial and Accounting Officer

Date: November 29, 2006